First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 55.2%
	Aerospace & Defense – 1.0%
22,906	General Dynamics Corp.	$3,170,877
19,621	Huntington Ingalls Industries, Inc.	2,761,656
11,136	Northrop Grumman Corp.	3,513,297
		9,445,830
	Air Freight & Logistics – 0.9%
43,306	CH Robinson Worldwide, Inc.	4,425,440
45,025	Expeditors International of Washington, Inc.	4,075,663
		8,501,103
	Auto Components – 0.4%
132,855	Gentex Corp.	3,421,016
	Banks – 6.9%
141,744	BancorpSouth Bank	2,746,999
55,751	Bank of Hawaii Corp.	2,816,541
122,558	Cathay General Bancorp	2,657,057
21,168	City Holding Co.	1,219,488
57,571	Commerce Bancshares, Inc.	3,240,672
60,044	Community Bank System, Inc.	3,269,996
182,694	CVB Financial Corp.	3,038,201
136,911	First Financial Bancorp	1,643,617
118,507	First Financial Bankshares, Inc.	3,307,530
86,424	First Interstate BancSystem, Inc., Class A	2,752,604
85,963	First Merchants Corp.	1,990,903
174,703	Hilltop Holdings, Inc.	3,595,388
42,203	Independent Bank Corp.	2,210,593
100,664	International Bancshares Corp.	2,623,304
35,268	Lakeland Financial Corp.	1,453,042
32,929	M&T Bank Corp.	3,032,432
80,198	NBT Bancorp, Inc.	2,150,910
18,808	Park National Corp.	1,541,504
92,109	Popular, Inc.	3,340,793
70,257	ServisFirst Bancshares, Inc.	2,390,846
200,098	Simmons First National Corp., Class A	3,172,554
71,835	South State Corp.	3,458,855
66,414	UMB Financial Corp.	3,254,950
149,047	United Community Banks, Inc.	2,523,366
		63,432,145
	Building Products – 1.2%
72,659	A.O. Smith Corp.	3,836,395
43,450	AAON, Inc.	2,617,863
38,477	Trane Technologies PLC	4,665,336
		11,119,594
	Capital Markets – 5.6%
88,582	Bank of New York Mellon (The) Corp.	3,041,906
6,293	BlackRock, Inc.	3,546,420
36,703	Cboe Global Markets, Inc.	3,220,321
101,473	Charles Schwab (The) Corp.	3,676,367
47,366	Cohen & Steers, Inc.	2,640,181
88,697	Eaton Vance Corp.	3,383,791
58,107	Evercore, Inc., Class A	3,803,684
10,424	FactSet Research Systems, Inc.	3,490,789
163,267	Franklin Resources, Inc.	3,322,483
61,532	Houlihan Lokey, Inc.	3,633,465

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
37,376	Intercontinental Exchange, Inc.	$3,739,469
43,152	Northern Trust Corp.	3,364,561
49,741	Raymond James Financial, Inc.	3,619,155
62,272	SEI Investments Co.	3,158,436
27,722	T Rowe Price Group, Inc.	3,554,515
		51,195,543
	Chemicals – 0.8%
14,179	Air Products & Chemicals, Inc.	4,223,357
29,700	Stepan Co.	3,237,300
		7,460,657
	Commercial Services & Supplies – 1.1%
40,467	McGrath RentCorp	2,411,429
43,272	Tetra Tech, Inc.	4,132,476
18,012	UniFirst Corp.	3,410,932
		9,954,837
	Communications Equipment – 0.7%
73,406	Cisco Systems, Inc.	2,891,462
149,768	Juniper Networks, Inc.	3,220,012
		6,111,474
	Construction Materials – 0.4%
29,553	Vulcan Materials Co.	4,005,614
	Consumer Finance – 0.3%
50,736	FirstCash, Inc.	2,902,607
	Containers & Packaging – 0.4%
34,305	Packaging Corp. of America	3,740,960
	Diversified Telecommunication Services – 0.4%
62,101	Verizon Communications, Inc.	3,694,389
	Electrical Equipment – 0.8%
38,308	AMETEK, Inc.	3,807,815
39,136	Eaton Corp PLC	3,993,046
		7,800,861
	Electronic Equipment, Instruments & Components – 0.4%
51,975	Dolby Laboratories, Inc., Class A	3,444,903
	Equity Real Estate Investment Trusts – 0.8%
25,858	PS Business Parks, Inc.	3,164,761
17,841	Public Storage	3,973,547
		7,138,308
	Food & Staples Retailing – 0.8%
11,292	Costco Wholesale Corp.	4,008,660
80,766	Walgreens Boots Alliance, Inc.	2,901,115
		6,909,775
	Food Products – 1.9%
70,927	Hormel Foods Corp.	3,467,621
41,250	Ingredion, Inc.	3,121,800
24,535	J&J Snack Foods Corp.	3,199,119
22,089	Lancaster Colony Corp.	3,949,513

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
66,961	Mondelez International, Inc., Class A	$3,846,909
		17,584,962
	Gas Utilities – 0.2%
26,979	Chesapeake Utilities Corp.	2,274,330
	Health Care Equipment & Supplies – 0.9%
22,313	STERIS PLC	3,931,328
19,001	Stryker Corp.	3,959,238
		7,890,566
	Health Care Providers & Services – 1.2%
7,590	Chemed Corp.	3,645,856
8,830	Humana, Inc.	3,654,649
11,608	UnitedHealth Group, Inc.	3,619,026
		10,919,531
	Household Durables – 0.4%
35,115	Garmin Ltd.	3,331,009
	Household Products – 0.8%
44,290	Church & Dwight Co., Inc.	4,150,416
17,266	WD-40 Co.	3,268,626
		7,419,042
	Industrial Conglomerates – 0.8%
23,678	Honeywell International, Inc.	3,897,636
8,818	Roper Technologies, Inc.	3,484,080
		7,381,716
	Insurance – 4.9%
95,023	Aflac, Inc.	3,454,086
35,299	Allstate (The) Corp.	3,323,048
40,886	AMERISAFE, Inc.	2,345,221
83,996	Brown & Brown, Inc.	3,802,499
111,666	Fidelity National Financial, Inc.	3,496,262
71,297	First American Financial Corp.	3,629,730
46,123	Globe Life, Inc.	3,685,228
33,788	Hanover Insurance Group (The), Inc.	3,148,366
88,811	Hartford Financial Services Group (The), Inc.	3,273,573
44,560	Horace Mann Educators Corp.	1,488,304
22,058	Kinsale Capital Group, Inc.	4,194,990
87,785	National General Holdings Corp.	2,962,744
57,016	Selective Insurance Group, Inc.	2,935,754
30,019	Travelers (The) Cos., Inc.	3,247,756
		44,987,561
	IT Services – 4.3%
15,945	Accenture PLC, Class A	3,603,411
22,994	Automatic Data Processing, Inc.	3,207,433
44,012	Booz Allen Hamilton Holding Corp.	3,652,116
60,255	Cognizant Technology Solutions Corp., Class A	4,182,902
93,749	Genpact Ltd.	3,651,524
18,604	Jack Henry & Associates, Inc.	3,024,824
49,989	ManTech International Corp., Class A	3,443,242
11,578	Mastercard, Inc., Class A	3,915,332
48,597	MAXIMUS, Inc.	3,324,521
45,196	Paychex, Inc.	3,605,285

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
17,724	Visa, Inc., Class A	$3,544,268
		39,154,858
	Life Sciences Tools & Services – 0.9%
38,742	Agilent Technologies, Inc.	3,910,617
9,448	Thermo Fisher Scientific, Inc.	4,171,481
		8,082,098
	Machinery – 4.2%
27,064	Caterpillar, Inc.	4,036,596
19,761	Cummins, Inc.	4,172,733
61,372	Franklin Electric Co., Inc.	3,610,515
71,341	Graco, Inc.	4,376,770
21,663	IDEX Corp.	3,951,548
40,643	Lincoln Electric Holdings, Inc.	3,740,782
45,741	PACCAR, Inc.	3,900,792
24,718	Snap-on, Inc.	3,636,759
51,610	Toro (The) Co.	4,332,659
160,812	Trinity Industries, Inc.	3,135,834
		38,894,988
	Media – 1.1%
87,832	Comcast Corp., Class A	4,063,108
199,515	Interpublic Group of (The) Cos., Inc.	3,325,915
62,705	Omnicom Group, Inc.	3,103,898
		10,492,921
	Metals & Mining – 0.8%
55,454	Newmont Corp.	3,518,556
36,066	Reliance Steel & Aluminum Co.	3,680,175
		7,198,731
	Multiline Retail – 0.4%
17,971	Dollar General Corp.	3,767,081
	Oil, Gas & Consumable Fuels – 0.4%
199,284	Cabot Oil & Gas Corp.	3,459,570
	Pharmaceuticals – 1.7%
24,345	Johnson & Johnson	3,624,483
44,273	Merck & Co., Inc.	3,672,445
104,701	Pfizer, Inc.	3,842,527
24,983	Zoetis, Inc.	4,131,439
		15,270,894
	Professional Services – 0.7%
42,304	Exponent, Inc.	3,047,157
64,806	Robert Half International, Inc.	3,430,830
		6,477,987
	Road & Rail – 1.9%
30,484	Landstar System, Inc.	3,825,437
90,192	Marten Transport Ltd.	1,471,933
19,500	Norfolk Southern Corp.	4,172,805
20,189	Old Dominion Freight Line, Inc.	3,652,594
20,250	Union Pacific Corp.	3,986,618
		17,109,387

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 1.5%
57,224	Intel Corp.	$2,963,059
56,487	Maxim Integrated Products, Inc.	3,819,086
57,964	Power Integrations, Inc.	3,211,206
26,965	Texas Instruments, Inc.	3,850,332
		13,843,683
	Software – 0.8%
11,559	Intuit, Inc.	3,770,661
16,824	Microsoft Corp.	3,538,592
		7,309,253
	Textiles, Apparel & Luxury Goods – 0.5%
34,917	NIKE, Inc., Class B	4,383,480
	Thrifts & Mortgage Finance – 0.8%
215,166	Northwest Bancshares, Inc.	1,979,527
220,741	Radian Group, Inc.	3,225,026
67,433	WSFS Financial Corp.	1,818,668
		7,023,221
	Trading Companies & Distributors – 1.2%
79,918	Fastenal Co.	3,603,503
47,022	MSC Industrial Direct Co., Inc., Class A	2,975,552
19,266	Watsco, Inc.	4,486,859
		11,065,914
	Total Common Stocks	505,602,399
	(Cost $466,774,098)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 38.6%
	Aerospace & Defense – 0.7%
$500,000	Boeing (The) Co.	1.88%	06/15/23	499,346
250,000	Boeing (The) Co.	2.95%	02/01/30	242,153
500,000	Boeing (The) Co.	3.75%	02/01/50	459,151
250,000	L3Harris Technologies, Inc.	2.90%	12/15/29	274,820
383,000	Lockheed Martin Corp.	4.09%	09/15/52	495,080
500,000	Northrop Grumman Corp.	2.55%	10/15/22	520,969
250,000	Northrop Grumman Corp.	2.93%	01/15/25	272,173
500,000	Northrop Grumman Corp.	3.25%	01/15/28	562,524
500,000	Northrop Grumman Corp.	4.03%	10/15/47	614,298
250,000	Northrop Grumman Corp.	5.25%	05/01/50	360,488
250,000	Raytheon Technologies Corp.	2.25%	07/01/30	265,090
250,000	Raytheon Technologies Corp.	3.13%	07/01/50	268,207
500,000	Textron, Inc.	2.45%	03/15/31	498,439
250,000	United Technologies Corp.	3.95%	08/16/25	284,418
500,000	United Technologies Corp.	4.63%	11/16/48	655,290
				6,272,446
	Air Freight & Logistics – 0.8%
850,000	FedEx Corp.	3.30%	03/15/27	945,609
500,000	FedEx Corp.	4.20%	10/17/28	588,188
648,000	FedEx Corp.	4.55%	04/01/46	782,664
550,000	FedEx Corp.	4.40%	01/15/47	651,844
500,000	United Parcel Service, Inc.	2.50%	04/01/23	525,642
250,000	United Parcel Service, Inc.	2.20%	09/01/24	265,306

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Air Freight & Logistics (Continued)
$250,000	United Parcel Service, Inc.	2.80%	11/15/24	$272,445
500,000	United Parcel Service, Inc.	2.40%	11/15/26	549,773
250,000	United Parcel Service, Inc.	3.05%	11/15/27	282,924
500,000	United Parcel Service, Inc.	3.40%	03/15/29	578,408
250,000	United Parcel Service, Inc.	2.50%	09/01/29	273,769
500,000	United Parcel Service, Inc.	3.40%	11/15/46	565,012
500,000	United Parcel Service, Inc.	4.25%	03/15/49	640,032
250,000	United Parcel Service, Inc.	3.40%	09/01/49	285,413
				7,207,029
	Airlines – 0.1%
250,000	Southwest Airlines Co.	5.25%	05/04/25	275,729
250,000	Southwest Airlines Co.	5.13%	06/15/27	273,814
				549,543
	Automobiles – 0.1%
243,000	General Motors Co.	5.40%	10/02/23	268,136
90,000	Hyundai Capital America (a)	1.25%	09/18/23	89,865
500,000	Hyundai Capital America (a)	2.38%	10/15/27	500,812
				858,813
	Banks – 6.7%
250,000	Bank of America Corp. (b)	2.33%	10/01/21	250,000
500,000	Bank of America Corp. (b)	2.74%	01/23/22	503,566
250,000	Bank of America Corp.	2.50%	10/21/22	255,450
500,000	Bank of America Corp. (b)	2.88%	04/24/23	517,313
500,000	Bank of America Corp. (b)	2.82%	07/21/23	519,587
1,207,000	Bank of America Corp. (b)	3.00%	12/20/23	1,267,922
500,000	Bank of America Corp. (b)	3.55%	03/05/24	532,791
450,000	Bank of America Corp.	4.00%	04/01/24	499,116
500,000	Bank of America Corp. (b)	3.86%	07/23/24	541,855
500,000	Bank of America Corp. (b)	3.46%	03/15/25	542,493
250,000	Bank of America Corp. (b)	0.98%	09/25/25	250,137
500,000	Bank of America Corp. (b)	3.09%	10/01/25	539,660
500,000	Bank of America Corp. (b)	2.46%	10/22/25	527,674
250,000	Bank of America Corp. (b)	3.37%	01/23/26	273,143
750,000	Bank of America Corp. (b)	2.02%	02/13/26	778,627
400,000	Bank of America Corp.	4.45%	03/03/26	461,676
950,000	Bank of America Corp.	3.50%	04/19/26	1,065,778
250,000	Bank of America Corp. (b)	1.32%	06/19/26	252,286
500,000	Bank of America Corp. (b)	3.56%	04/23/27	559,034
150,000	Bank of America Corp.	3.25%	10/21/27	166,126
250,000	Bank of America Corp.	4.18%	11/25/27	286,902
500,000	Bank of America Corp. (b)	3.82%	01/20/28	565,775
500,000	Bank of America Corp. (b)	3.71%	04/24/28	565,725
500,000	Bank of America Corp. (b)	3.59%	07/21/28	561,872
1,091,000	Bank of America Corp. (b)	3.42%	12/20/28	1,215,605
250,000	Bank of America Corp. (b)	3.97%	03/05/29	287,216
500,000	Bank of America Corp. (b)	4.27%	07/23/29	587,325
500,000	Bank of America Corp. (b)	3.97%	02/07/30	580,234
500,000	Bank of America Corp. (b)	3.19%	07/23/30	550,934
500,000	Bank of America Corp. (b)	2.88%	10/22/30	540,911
250,000	Bank of America Corp. (b)	2.50%	02/13/31	263,389
250,000	Bank of America Corp. (b)	2.59%	04/29/31	266,660
500,000	Bank of America Corp. (b)	1.90%	07/23/31	498,556
250,000	Bank of America Corp. (b)	4.24%	04/24/38	305,031

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (b)	4.08%	04/23/40	$596,955
500,000	Bank of America Corp. (b)	2.68%	06/19/41	513,284
225,000	Bank of America Corp.	5.88%	02/07/42	333,269
250,000	Bank of America Corp. (b)	4.44%	01/20/48	326,315
500,000	Bank of America Corp. (b)	3.95%	01/23/49	609,981
500,000	Bank of America Corp. (b)	4.33%	03/15/50	637,943
500,000	Citibank N.A. (b)	3.17%	02/19/22	505,445
500,000	Citibank N.A. (b)	2.84%	05/20/22	507,243
350,000	Citigroup, Inc.	2.35%	08/02/21	355,990
250,000	Citigroup, Inc.	2.90%	12/08/21	256,882
775,000	Citigroup, Inc.	4.50%	01/14/22	814,670
500,000	Citigroup, Inc.	2.75%	04/25/22	516,924
500,000	Citigroup, Inc.	2.70%	10/27/22	521,575
1,000,000	Citigroup, Inc. (b)	2.31%	11/04/22	1,018,645
500,000	Citigroup, Inc. (b)	2.88%	07/24/23	519,113
250,000	Citigroup, Inc. (b)	1.68%	05/15/24	256,335
250,000	Citigroup, Inc. (b)	4.04%	06/01/24	271,012
500,000	Citigroup, Inc. (b)	3.35%	04/24/25	541,419
450,000	Citigroup, Inc.	4.60%	03/09/26	516,233
500,000	Citigroup, Inc. (b)	3.11%	04/08/26	542,316
300,000	Citigroup, Inc.	3.40%	05/01/26	333,712
250,000	Citigroup, Inc.	3.20%	10/21/26	276,143
300,000	Citigroup, Inc.	4.30%	11/20/26	344,272
350,000	Citigroup, Inc.	4.45%	09/29/27	406,353
500,000	Citigroup, Inc. (b)	3.89%	01/10/28	566,584
1,000,000	Citigroup, Inc. (b)	3.67%	07/24/28	1,125,482
500,000	Citigroup, Inc.	4.13%	07/25/28	576,688
500,000	Citigroup, Inc. (b)	3.52%	10/27/28	557,943
250,000	Citigroup, Inc. (b)	4.08%	04/23/29	289,538
500,000	Citigroup, Inc. (b)	3.98%	03/20/30	576,420
1,000,000	Citigroup, Inc. (b)	2.98%	11/05/30	1,082,864
500,000	Citigroup, Inc. (b)	2.67%	01/29/31	527,337
250,000	Citigroup, Inc. (b)	2.57%	06/03/31	262,579
500,000	Citigroup, Inc. (b)	3.88%	01/24/39	584,258
200,000	Citigroup, Inc.	5.88%	01/30/42	293,833
750,000	Citigroup, Inc.	4.75%	05/18/46	942,744
500,000	Citigroup, Inc. (b)	4.28%	04/24/48	630,337
500,000	Citigroup, Inc.	4.65%	07/23/48	661,670
500,000	Fifth Third Bancorp	2.38%	01/28/25	530,431
500,000	First Republic Bank (CA) (b)	1.91%	02/12/24	514,505
325,000	JPMorgan Chase & Co.	3.20%	01/25/23	345,662
500,000	JPMorgan Chase & Co. (b)	3.21%	04/01/23	519,736
250,000	JPMorgan Chase & Co. (b)	2.78%	04/25/23	258,700
500,000	JPMorgan Chase & Co.	2.70%	05/18/23	528,329
400,000	JPMorgan Chase & Co.	3.88%	02/01/24	441,772
250,000	JPMorgan Chase & Co. (b)	3.56%	04/23/24	268,240
837,000	JPMorgan Chase & Co. (b)	1.51%	06/01/24	854,586
250,000	JPMorgan Chase & Co. (b)	3.80%	07/23/24	271,002
1,000,000	JPMorgan Chase & Co. (b)	0.65%	09/16/24	1,000,819
500,000	JPMorgan Chase & Co. (b)	2.30%	10/15/25	526,571
850,000	JPMorgan Chase & Co.	3.30%	04/01/26	943,087
300,000	JPMorgan Chase & Co.	4.13%	12/15/26	349,060
250,000	JPMorgan Chase & Co.	3.63%	12/01/27	280,261
500,000	JPMorgan Chase & Co. (b)	3.78%	02/01/28	566,163
500,000	JPMorgan Chase & Co. (b)	3.54%	05/01/28	564,202

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	JPMorgan Chase & Co. (b)	3.51%	01/23/29	$563,322
250,000	JPMorgan Chase & Co. (b)	4.01%	04/23/29	290,335
500,000	JPMorgan Chase & Co. (b)	4.20%	07/23/29	592,813
500,000	JPMorgan Chase & Co. (b)	3.70%	05/06/30	574,708
500,000	JPMorgan Chase & Co. (b)	2.96%	05/13/31	537,806
400,000	JPMorgan Chase & Co.	6.40%	05/15/38	612,356
250,000	JPMorgan Chase & Co. (b)	3.88%	07/24/38	295,526
150,000	JPMorgan Chase & Co.	4.95%	06/01/45	203,598
500,000	JPMorgan Chase & Co. (b)	4.26%	02/22/48	631,905
750,000	JPMorgan Chase & Co. (b)	3.96%	11/15/48	914,612
500,000	JPMorgan Chase & Co. (b)	3.90%	01/23/49	602,768
1,000,000	Regions Financial Corp.	3.80%	08/14/23	1,085,096
300,000	Wells Fargo & Co.	2.10%	07/26/21	304,281
500,000	Wells Fargo & Co.	2.63%	07/22/22	518,675
500,000	Wells Fargo & Co. (b)	1.65%	06/02/24	509,657
425,000	Wells Fargo & Co.	3.30%	09/09/24	463,213
500,000	Wells Fargo & Co. (b)	2.41%	10/30/25	523,868
500,000	Wells Fargo & Co. (b)	2.16%	02/11/26	519,510
550,000	Wells Fargo & Co.	3.00%	04/22/26	599,208
250,000	Wells Fargo & Co.	3.00%	10/23/26	273,654
500,000	Wells Fargo & Co. (b)	3.58%	05/22/28	560,388
500,000	Wells Fargo & Co. (b)	2.88%	10/30/30	537,811
275,000	Wells Fargo & Co.	4.40%	06/14/46	329,573
750,000	Wells Fargo & Co.	4.75%	12/07/46	937,008
1,000,000	Wells Fargo Bank N.A.	3.63%	10/22/21	1,031,404
500,000	Wells Fargo Bank N.A. (b)	2.08%	09/09/22	507,166
200,000	Wells Fargo Bank N.A.	5.95%	08/26/36	273,957
				61,138,019
	Beverages – 0.8%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	1,059,366
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,360,525
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.15%	01/23/25	283,159
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	01/23/29	305,524
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.90%	01/23/31	315,029
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.38%	04/15/38	291,992
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.35%	06/01/40	293,389
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.60%	04/15/48	299,094
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.55%	01/23/49	337,176
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.50%	06/01/50	301,205
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	04/15/58	306,264
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.80%	01/23/59	358,357
975,000	Coca-Cola (The) Co.	3.20%	11/01/23	1,060,849
500,000	Coca-Cola (The) Co.	1.75%	09/06/24	522,844
				7,094,773
	Biotechnology – 2.0%
250,000	AbbVie, Inc.	3.38%	11/14/21	258,426
2,000,000	AbbVie, Inc. (a)	2.15%	11/19/21	2,037,718
375,000	AbbVie, Inc.	2.90%	11/06/22	393,475
2,000,000	AbbVie, Inc. (a)	2.30%	11/21/22	2,070,320
250,000	AbbVie, Inc.	3.75%	11/14/23	272,960
1,000,000	AbbVie, Inc. (a)	2.60%	11/21/24	1,060,526
250,000	AbbVie, Inc.	3.60%	05/14/25	277,382
1,000,000	AbbVie, Inc. (a)	2.95%	11/21/26	1,090,727

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$250,000	AbbVie, Inc.	4.25%	11/14/28	$296,962
1,000,000	AbbVie, Inc. (a)	3.20%	11/21/29	1,106,018
500,000	AbbVie, Inc. (a)	4.05%	11/21/39	576,531
275,000	AbbVie, Inc.	4.40%	11/06/42	328,337
300,000	AbbVie, Inc.	4.70%	05/14/45	370,532
250,000	AbbVie, Inc.	4.88%	11/14/48	317,992
1,000,000	AbbVie, Inc. (a)	4.25%	11/21/49	1,193,454
450,000	Amgen, Inc.	2.70%	05/01/22	465,415
500,000	Amgen, Inc.	2.65%	05/11/22	517,453
500,000	Amgen, Inc.	1.90%	02/21/25	524,702
750,000	Amgen, Inc.	2.20%	02/21/27	796,344
500,000	Amgen, Inc.	2.45%	02/21/30	531,274
250,000	Amgen, Inc.	2.30%	02/25/31	262,974
750,000	Amgen, Inc.	3.15%	02/21/40	801,908
750,000	Amgen, Inc.	3.38%	02/21/50	810,614
500,000	Gilead Sciences, Inc.	1.20%	10/01/27	501,998
500,000	Gilead Sciences, Inc.	1.65%	10/01/30	499,818
500,000	Gilead Sciences, Inc.	2.60%	10/01/40	498,337
500,000	Gilead Sciences, Inc.	2.80%	10/01/50	495,617
250,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	245,474
				18,603,288
	Capital Markets – 2.4%
500,000	Goldman Sachs Group (The), Inc.	2.35%	11/15/21	501,161
500,000	Goldman Sachs Group (The), Inc.	3.00%	04/26/22	507,293
500,000	Goldman Sachs Group (The), Inc. (b)	2.88%	10/31/22	512,148
700,000	Goldman Sachs Group (The), Inc.	3.63%	01/22/23	748,685
250,000	Goldman Sachs Group (The), Inc. (b)	2.91%	06/05/23	259,045
500,000	Goldman Sachs Group (The), Inc. (b)	2.91%	07/24/23	518,932
500,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	543,295
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	660,430
150,000	Goldman Sachs Group (The), Inc.	3.50%	01/23/25	164,832
500,000	Goldman Sachs Group (The), Inc.	3.50%	04/01/25	552,632
500,000	Goldman Sachs Group (The), Inc. (b)	3.27%	09/29/25	541,703
600,000	Goldman Sachs Group (The), Inc.	4.25%	10/21/25	683,407
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	619,763
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	553,761
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	845,383
250,000	Goldman Sachs Group (The), Inc. (b)	3.69%	06/05/28	280,567
500,000	Goldman Sachs Group (The), Inc. (b)	3.81%	04/23/29	569,815
500,000	Goldman Sachs Group (The), Inc. (b)	4.22%	05/01/29	583,876
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	529,571
500,000	Goldman Sachs Group (The), Inc. (b)	4.02%	10/31/38	581,574
500,000	Goldman Sachs Group (The), Inc. (b)	4.41%	04/23/39	612,003
400,000	Goldman Sachs Group (The), Inc.	6.25%	02/01/41	599,141
250,000	Intercontinental Exchange, Inc.	1.85%	09/15/32	249,613
250,000	Intercontinental Exchange, Inc.	2.65%	09/15/40	249,768
250,000	Intercontinental Exchange, Inc.	3.00%	09/15/60	253,613
500,000	Morgan Stanley	2.63%	11/17/21	512,633
500,000	Morgan Stanley	2.75%	05/19/22	518,231
500,000	Morgan Stanley	3.13%	01/23/23	528,931
300,000	Morgan Stanley	3.75%	02/25/23	322,106
500,000	Morgan Stanley (b)	3.74%	04/24/24	538,543
450,000	Morgan Stanley	3.88%	04/29/24	497,011
250,000	Morgan Stanley (b)	2.72%	07/22/25	265,809

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$800,000	Morgan Stanley	3.88%	01/27/26	$912,930
500,000	Morgan Stanley (b)	2.19%	04/28/26	524,442
250,000	Morgan Stanley	4.35%	09/08/26	289,606
250,000	Morgan Stanley	3.63%	01/20/27	283,719
500,000	Morgan Stanley (b)	3.59%	07/22/28	563,375
500,000	Morgan Stanley (b)	3.77%	01/24/29	571,445
500,000	Morgan Stanley (b)	4.43%	01/23/30	598,260
500,000	Morgan Stanley (b)	2.70%	01/22/31	533,697
500,000	Morgan Stanley (b)	3.97%	07/22/38	594,005
500,000	Morgan Stanley (b)	4.46%	04/22/39	623,528
350,000	Morgan Stanley	6.38%	07/24/42	548,864
350,000	National Securities Clearing Corp. (a)	1.20%	04/23/23	356,406
				22,305,552
	Chemicals – 0.7%
250,000	Air Products and Chemicals, Inc.	1.50%	10/15/25	259,650
250,000	Air Products and Chemicals, Inc.	1.85%	05/15/27	262,820
250,000	Air Products and Chemicals, Inc.	2.05%	05/15/30	262,750
250,000	Air Products and Chemicals, Inc.	2.70%	05/15/40	267,235
250,000	Air Products and Chemicals, Inc.	2.80%	05/15/50	267,988
250,000	Dow Chemical (The) Co.	2.10%	11/15/30	246,884
250,000	Dow Chemical (The) Co.	4.80%	05/15/49	299,336
250,000	Dow Chemical (The) Co.	3.60%	11/15/50	253,513
250,000	EI du Pont de Nemours and Co.	1.70%	07/15/25	259,790
250,000	EI du Pont de Nemours and Co.	2.30%	07/15/30	265,804
500,000	Linde (CT), Inc.	1.10%	08/10/30	486,936
500,000	Linde (CT), Inc.	2.00%	08/10/50	452,484
500,000	Nutrition & Biosciences, Inc. (a)	1.23%	10/01/25	499,109
500,000	Nutrition & Biosciences, Inc. (a)	1.83%	10/15/27	502,752
500,000	Nutrition & Biosciences, Inc. (a)	2.30%	11/01/30	504,872
500,000	Nutrition & Biosciences, Inc. (a)	3.27%	11/15/40	507,089
500,000	Nutrition & Biosciences, Inc. (a)	3.47%	12/01/50	506,242
				6,105,254
	Commercial Services & Supplies – 0.1%
250,000	Republic Services, Inc.	2.50%	08/15/24	266,248
500,000	Republic Services, Inc.	1.45%	02/15/31	494,282
500,000	Republic Services, Inc.	3.05%	03/01/50	534,296
				1,294,826
	Communications Equipment – 0.1%
500,000	Cisco Systems, Inc.	3.63%	03/04/24	554,390
200,000	Cisco Systems, Inc.	2.50%	09/20/26	220,339
225,000	Cisco Systems, Inc.	5.90%	02/15/39	337,234
				1,111,963
	Consumer Finance – 1.4%
250,000	Ally Financial, Inc.	3.05%	06/05/23	259,943
1,000,000	Ally Financial, Inc.	1.45%	10/02/23	999,623
250,000	American Express Co.	2.50%	08/01/22	259,206
250,000	American Express Co.	3.70%	08/03/23	271,607
250,000	American Express Co.	3.40%	02/22/24	271,926
500,000	American Express Co.	2.50%	07/30/24	532,929
500,000	American Express Co.	3.00%	10/30/24	542,995
250,000	American Express Co.	4.20%	11/06/25	289,882
250,000	American Express Credit Corp.	2.70%	03/03/22	257,823

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance (Continued)
$1,000,000	Capital One Bank U.S.A. N.A. (b)	2.01%	01/27/23	$1,017,191
333,000	Capital One Financial Corp.	2.60%	05/11/23	348,480
250,000	Capital One Financial Corp.	4.25%	04/30/25	284,035
500,000	Capital One N.A.	2.65%	08/08/22	518,974
500,000	Caterpillar Financial Services Corp.	1.95%	11/18/22	516,753
1,000,000	Caterpillar Financial Services Corp.	2.15%	11/08/24	1,064,020
500,000	Discover Bank	3.35%	02/06/23	529,274
250,000	General Motors Financial Co., Inc.	2.45%	11/06/20	250,405
250,000	General Motors Financial Co., Inc.	3.20%	07/06/21	253,834
500,000	General Motors Financial Co., Inc.	4.20%	11/06/21	516,156
250,000	General Motors Financial Co., Inc.	3.55%	07/08/22	258,438
250,000	General Motors Financial Co., Inc.	5.20%	03/20/23	271,432
500,000	General Motors Financial Co., Inc.	1.70%	08/18/23	501,600
250,000	General Motors Financial Co., Inc.	5.10%	01/17/24	273,163
250,000	General Motors Financial Co., Inc.	3.50%	11/07/24	262,927
500,000	General Motors Financial Co., Inc.	2.90%	02/26/25	515,807
250,000	General Motors Financial Co., Inc.	2.75%	06/20/25	256,057
200,000	General Motors Financial Co., Inc.	5.25%	03/01/26	225,268
250,000	General Motors Financial Co., Inc.	4.35%	01/17/27	271,886
250,000	General Motors Financial Co., Inc.	2.70%	08/20/27	248,569
500,000	General Motors Financial Co., Inc.	3.60%	06/21/30	519,050
				12,589,253
	Containers & Packaging – 0.1%
350,000	International Paper Co.	4.40%	08/15/47	428,976
250,000	WRKCo, Inc.	3.00%	09/15/24	268,630
250,000	WRKCo, Inc.	3.00%	06/15/33	272,376
				969,982
	Diversified Financial Services – 0.4%
250,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	321,888
500,000	Berkshire Hathaway Finance Corp.	4.25%	01/15/49	652,939
425,000	Berkshire Hathaway, Inc.	3.13%	03/15/26	475,040
126,000	Dell International LLC/EMC Corp. (a)	4.42%	06/15/21	128,994
250,000	Dell International LLC/EMC Corp. (a)	5.85%	07/15/25	291,786
500,000	Dell International LLC/EMC Corp. (a)	4.90%	10/01/26	565,936
250,000	Dell International LLC/EMC Corp. (a)	6.10%	07/15/27	296,855
250,000	Dell International LLC/EMC Corp. (a)	5.30%	10/01/29	287,133
250,000	Dell International LLC/EMC Corp. (a)	8.35%	07/15/46	331,113
				3,351,684
	Diversified Telecommunication Services – 1.7%
350,000	AT&T, Inc.	3.40%	05/15/25	387,672
650,000	AT&T, Inc.	4.13%	02/17/26	745,837
250,000	AT&T, Inc.	2.30%	06/01/27	262,377
500,000	AT&T, Inc.	1.65%	02/01/28	502,127
545,000	AT&T, Inc.	4.10%	02/15/28	631,735
500,000	AT&T, Inc.	4.35%	03/01/29	589,378
462,000	AT&T, Inc.	4.30%	02/15/30	548,467
500,000	AT&T, Inc.	2.75%	06/01/31	528,967
500,000	AT&T, Inc.	2.25%	02/01/32	501,845
250,000	AT&T, Inc.	3.50%	06/01/41	263,814
500,000	AT&T, Inc.	3.10%	02/01/43	490,401
181,000	AT&T, Inc.	4.80%	06/15/44	216,366
65,000	AT&T, Inc.	4.35%	06/15/45	73,053
214,000	AT&T, Inc.	4.50%	03/09/48	246,394

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$250,000	AT&T, Inc.	3.65%	06/01/51	$253,549
500,000	AT&T, Inc.	3.30%	02/01/52	477,087
1,186,000	AT&T, Inc. (a)	3.50%	09/15/53	1,152,180
504,000	AT&T, Inc. (a)	3.55%	09/15/55	490,875
1,044,000	AT&T, Inc. (a)	3.65%	09/15/59	1,030,858
250,000	AT&T, Inc.	3.85%	06/01/60	255,930
500,000	AT&T, Inc.	3.50%	02/01/61	478,101
500,000	Level 3 Financing, Inc. (a)	3.40%	03/01/27	539,547
250,000	Level 3 Financing, Inc. (a)	3.88%	11/15/29	271,176
250,000	Verizon Communications, Inc.	2.63%	08/15/26	273,647
250,000	Verizon Communications, Inc.	4.13%	03/16/27	295,917
250,000	Verizon Communications, Inc.	3.88%	02/08/29	296,380
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,343,554
231,000	Verizon Communications, Inc.	4.27%	01/15/36	285,604
298,000	Verizon Communications, Inc.	4.13%	08/15/46	369,544
750,000	Verizon Communications, Inc.	4.86%	08/21/46	1,027,491
250,000	Verizon Communications, Inc.	4.52%	09/15/48	328,675
249,000	Verizon Communications, Inc.	5.01%	08/21/54	362,369
				15,520,917
	Electric Utilities – 3.4%
500,000	AEP Texas, Inc.	2.40%	10/01/22	518,197
250,000	AEP Transmission Co., LLC	4.00%	12/01/46	304,350
500,000	AEP Transmission Co., LLC	3.75%	12/01/47	587,832
500,000	AEP Transmission Co., LLC	4.25%	09/15/48	638,181
250,000	Alabama Power Co.	3.70%	12/01/47	296,431
500,000	Alabama Power Co.	3.45%	10/01/49	572,475
500,000	American Electric Power Co., Inc.	3.65%	12/01/21	518,011
750,000	American Electric Power Co., Inc.	2.95%	12/15/22	785,031
300,000	Appalachian Power Co.	4.40%	05/15/44	361,537
250,000	Appalachian Power Co.	3.70%	05/01/50	285,508
500,000	Atlantic City Electric Co.	4.00%	10/15/28	594,952
250,000	Baltimore Gas & Electric Co.	3.50%	08/15/46	284,541
250,000	Baltimore Gas & Electric Co.	3.75%	08/15/47	294,480
250,000	Baltimore Gas & Electric Co.	3.20%	09/15/49	270,252
250,000	Baltimore Gas & Electric Co.	2.90%	06/15/50	255,739
250,000	CenterPoint Energy Houston Electric LLC	2.90%	07/01/50	265,994
250,000	Commonwealth Edison Co.	2.95%	08/15/27	278,562
500,000	Commonwealth Edison Co.	3.75%	08/15/47	597,168
500,000	Commonwealth Edison Co.	4.00%	03/01/49	618,165
500,000	DTE Electric Co.	2.25%	03/01/30	533,216
500,000	DTE Electric Co.	2.95%	03/01/50	529,033
500,000	Duke Energy Carolinas LLC	2.45%	02/01/30	542,282
750,000	Duke Energy Carolinas LLC	3.20%	08/15/49	836,184
250,000	Duke Energy Corp.	1.80%	09/01/21	253,089
500,000	Duke Energy Corp.	2.40%	08/15/22	517,191
250,000	Duke Energy Corp.	3.15%	08/15/27	276,538
950,000	Duke Energy Corp.	3.75%	09/01/46	1,086,376
500,000	Duke Energy Corp.	3.95%	08/15/47	592,668
500,000	Duke Energy Corp.	4.20%	06/15/49	619,548
500,000	Duke Energy Florida LLC	3.20%	01/15/27	564,182
1,000,000	Duke Energy Florida LLC	2.50%	12/01/29	1,086,461
250,000	Duke Energy Florida LLC	3.40%	10/01/46	281,796
250,000	Duke Energy Florida LLC	4.20%	07/15/48	319,752
500,000	Duke Energy Progress LLC	3.45%	03/15/29	577,623

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$250,000	Duke Energy Progress LLC	3.60%	09/15/47	$290,939
500,000	Eversource Energy	3.45%	01/15/50	568,016
500,000	Exelon Corp.	4.05%	04/15/30	587,909
210,000	Florida Power & Light Co.	4.05%	06/01/42	261,886
250,000	Florida Power & Light Co.	3.95%	03/01/48	316,807
500,000	Georgia Power Co.	2.10%	07/30/23	522,312
500,000	Georgia Power Co.	2.20%	09/15/24	527,765
500,000	Georgia Power Co.	2.65%	09/15/29	537,212
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	583,475
250,000	Indiana Michigan Power Co.	4.25%	08/15/48	309,943
500,000	Jersey Central Power & Light Co. (a)	4.30%	01/15/26	572,396
410,000	Metropolitan Edison Co. (a)	3.50%	03/15/23	430,693
250,000	PECO Energy Co.	3.70%	09/15/47	302,403
500,000	PECO Energy Co.	3.90%	03/01/48	620,654
250,000	PECO Energy Co.	3.00%	09/15/49	267,854
500,000	Public Service Electric & Gas Co.	3.25%	09/01/23	539,953
500,000	Public Service Electric & Gas Co.	3.60%	12/01/47	593,666
250,000	Public Service Electric & Gas Co.	4.05%	05/01/48	322,016
250,000	Public Service Electric & Gas Co.	3.85%	05/01/49	314,986
500,000	Public Service Electric & Gas Co.	3.20%	08/01/49	563,516
500,000	Public Service Electric & Gas Co.	2.05%	08/01/50	461,779
500,000	Southern (The) Co.	3.70%	04/30/30	572,523
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	538,912
500,000	Virginia Electric & Power Co.	2.75%	03/15/23	524,001
200,000	Virginia Electric & Power Co.	3.45%	02/15/24	217,074
450,000	Virginia Electric & Power Co.	2.95%	11/15/26	501,569
250,000	Virginia Electric & Power Co.	3.50%	03/15/27	285,405
500,000	Virginia Electric & Power Co.	2.88%	07/15/29	562,507
475,000	Virginia Electric & Power Co.	4.45%	02/15/44	621,280
250,000	Virginia Electric & Power Co.	4.00%	11/15/46	310,367
250,000	Virginia Electric & Power Co.	3.80%	09/15/47	304,432
500,000	Virginia Electric & Power Co.	4.60%	12/01/48	685,635
				31,563,230
	Electrical Equipment – 0.1%
1,000,000	Emerson Electric Co.	0.88%	10/15/26	994,145
	Energy – 0.0%
250,000	ONEOK, Inc.	4.35%	03/15/29	261,179
	Entertainment – 0.2%
250,000	Activision Blizzard, Inc.	1.35%	09/15/30	245,066
250,000	Activision Blizzard, Inc.	2.50%	09/15/50	234,408
350,000	TWDC Enterprises 18 Corp.	1.85%	07/30/26	367,266
500,000	Walt Disney (The) Co.	1.75%	08/30/24	521,013
				1,367,753
	Equity Real Estate Investment Trusts – 0.4%
500,000	Alexandria Real Estate Equities, Inc.	1.88%	02/01/33	491,549
500,000	American Tower Corp.	2.40%	03/15/25	529,182
250,000	American Tower Corp.	2.75%	01/15/27	269,913
250,000	American Tower Corp.	2.90%	01/15/30	271,011
250,000	American Tower Corp.	3.70%	10/15/49	275,082
500,000	Duke Realty L.P.	2.88%	11/15/29	546,280
250,000	Duke Realty L.P.	1.75%	07/01/30	249,409
500,000	Prologis L.P.	2.13%	04/15/27	533,172

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Equity Real Estate Investment Trusts (Continued)
$500,000	Prologis L.P.	2.13%	10/15/50	$452,661
				3,618,259
	Food & Staples Retailing – 0.8%
250,000	Walmart, Inc.	3.40%	06/26/23	270,301
325,000	Walmart, Inc.	3.30%	04/22/24	354,995
500,000	Walmart, Inc.	2.85%	07/08/24	543,744
500,000	Walmart, Inc.	2.65%	12/15/24	541,835
1,000,000	Walmart, Inc.	3.55%	06/26/25	1,133,702
500,000	Walmart, Inc.	3.05%	07/08/26	562,000
250,000	Walmart, Inc.	3.70%	06/26/28	296,010
500,000	Walmart, Inc.	3.25%	07/08/29	583,810
500,000	Walmart, Inc.	2.38%	09/24/29	552,789
250,000	Walmart, Inc.	3.95%	06/28/38	314,183
1,000,000	Walmart, Inc.	3.63%	12/15/47	1,233,607
250,000	Walmart, Inc.	4.05%	06/29/48	327,445
750,000	Walmart, Inc.	2.95%	09/24/49	847,129
				7,561,550
	Food Products – 0.3%
827,000	Conagra Brands, Inc.	3.80%	10/22/21	855,457
500,000	Conagra Brands, Inc.	4.30%	05/01/24	558,120
500,000	Conagra Brands, Inc.	4.60%	11/01/25	581,104
500,000	Conagra Brands, Inc.	4.85%	11/01/28	611,452
250,000	Conagra Brands, Inc.	5.40%	11/01/48	341,299
				2,947,432
	Gas Utilities – 0.4%
1,000,000	CenterPoint Energy Resources Corp.	3.55%	04/01/23	1,071,868
500,000	CenterPoint Energy Resources Corp.	1.75%	10/01/30	503,035
500,000	East Ohio Gas (The) Co. (a)	1.30%	06/15/25	510,225
250,000	East Ohio Gas (The) Co. (a)	2.00%	06/15/30	259,494
250,000	East Ohio Gas (The) Co. (a)	3.00%	06/15/50	254,857
500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	606,898
				3,206,377
	Health Care Equipment & Supplies – 0.8%
500,000	Abbott Laboratories	1.15%	01/30/28	504,410
500,000	Abbott Laboratories	1.40%	06/30/30	504,359
1,100,000	Abbott Laboratories	4.90%	11/30/46	1,564,728
550,000	Becton Dickinson and Co.	3.36%	06/06/24	595,523
522,000	Becton Dickinson and Co.	3.70%	06/06/27	592,207
800,000	Becton Dickinson and Co.	4.67%	06/06/47	991,056
250,000	Boston Scientific Corp.	3.45%	03/01/24	271,239
250,000	Boston Scientific Corp.	3.75%	03/01/26	285,101
250,000	Boston Scientific Corp.	4.00%	03/01/29	291,041
250,000	Boston Scientific Corp.	4.55%	03/01/39	313,684
250,000	Boston Scientific Corp.	4.70%	03/01/49	330,819
500,000	Danaher Corp.	2.60%	10/01/50	491,690
295,000	Medtronic, Inc.	3.15%	03/15/22	306,906
267,000	Medtronic, Inc.	3.50%	03/15/25	301,122
				7,343,885
	Health Care Providers & Services – 2.3%
500,000	Anthem, Inc.	2.38%	01/15/25	532,270
250,000	Anthem, Inc.	2.88%	09/15/29	270,358

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$250,000	Anthem, Inc.	2.25%	05/15/30	$257,984
250,000	Anthem, Inc.	4.55%	03/01/48	315,554
750,000	Anthem, Inc.	3.70%	09/15/49	839,099
250,000	Anthem, Inc.	3.13%	05/15/50	255,783
500,000	Cigna Corp.	3.40%	09/17/21	514,712
333,000	Cigna Corp.	3.75%	07/15/23	361,144
500,000	Cigna Corp.	4.13%	11/15/25	574,104
500,000	Cigna Corp.	2.40%	03/15/30	519,632
500,000	Cigna Corp.	4.80%	08/15/38	622,613
500,000	Cigna Corp.	3.40%	03/15/50	525,879
216,000	CVS Health Corp.	3.70%	03/09/23	231,542
750,000	CVS Health Corp.	2.63%	08/15/24	800,149
121,000	CVS Health Corp.	4.10%	03/25/25	136,822
1,000,000	CVS Health Corp.	1.30%	08/21/27	986,932
500,000	CVS Health Corp.	4.30%	03/25/28	585,976
800,000	CVS Health Corp.	1.75%	08/21/30	783,556
500,000	CVS Health Corp.	2.70%	08/21/40	478,715
1,000,000	CVS Health Corp.	5.05%	03/25/48	1,280,540
250,000	HCA, Inc.	4.13%	06/15/29	283,069
250,000	HCA, Inc.	5.13%	06/15/39	304,337
250,000	HCA, Inc.	5.25%	06/15/49	306,770
500,000	Laboratory Corp. of America Holdings	2.95%	12/01/29	550,672
250,000	UnitedHealth Group, Inc.	3.50%	02/15/24	275,085
500,000	UnitedHealth Group, Inc.	2.38%	08/15/24	532,881
250,000	UnitedHealth Group, Inc.	3.70%	12/15/25	286,625
250,000	UnitedHealth Group, Inc.	1.25%	01/15/26	256,989
250,000	UnitedHealth Group, Inc.	3.10%	03/15/26	279,875
500,000	UnitedHealth Group, Inc.	3.45%	01/15/27	569,382
500,000	UnitedHealth Group, Inc.	3.38%	04/15/27	571,630
500,000	UnitedHealth Group, Inc.	2.95%	10/15/27	558,892
250,000	UnitedHealth Group, Inc.	3.88%	12/15/28	297,522
250,000	UnitedHealth Group, Inc.	2.00%	05/15/30	262,522
250,000	UnitedHealth Group, Inc.	3.50%	08/15/39	288,004
250,000	UnitedHealth Group, Inc.	2.75%	05/15/40	264,951
573,000	UnitedHealth Group, Inc.	4.75%	07/15/45	784,671
500,000	UnitedHealth Group, Inc.	4.20%	01/15/47	635,427
500,000	UnitedHealth Group, Inc.	4.25%	04/15/47	638,951
250,000	UnitedHealth Group, Inc.	3.75%	10/15/47	298,322
250,000	UnitedHealth Group, Inc.	4.45%	12/15/48	331,972
250,000	UnitedHealth Group, Inc.	2.90%	05/15/50	264,702
250,000	UnitedHealth Group, Inc.	3.88%	08/15/59	307,189
250,000	UnitedHealth Group, Inc.	3.13%	05/15/60	269,552
500,000	Universal Health Services, Inc. (a)	2.65%	10/15/30	498,880
				20,792,236
	Household Durables – 0.1%
500,000	DR Horton, Inc.	2.50%	10/15/24	528,499
	Independent Power & Renewable Electricity Producers – 0.3%
500,000	NextEra Energy Capital Holdings, Inc.	2.80%	01/15/23	525,257
500,000	NextEra Energy Capital Holdings, Inc.	3.15%	04/01/24	541,128
500,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/27	566,259
500,000	NextEra Energy Capital Holdings, Inc.	3.50%	04/01/29	569,648
500,000	NextEra Energy Capital Holdings, Inc.	2.75%	11/01/29	543,680
				2,745,972

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Industrial Conglomerates – 0.5%
$500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	2.77%	12/15/22	$523,192
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/47	501,569
250,000	GE Capital Funding LLC (a)	3.45%	05/15/25	268,497
250,000	GE Capital Funding LLC (a)	4.05%	05/15/27	269,809
250,000	GE Capital Funding LLC (a)	4.40%	05/15/30	268,995
250,000	GE Capital Funding LLC (a)	4.55%	05/15/32	269,077
250,000	General Electric Co.	3.45%	05/01/27	265,078
250,000	General Electric Co.	3.63%	05/01/30	259,621
250,000	General Electric Co.	4.25%	05/01/40	254,468
250,000	General Electric Co.	4.35%	05/01/50	255,748
366,000	Roper Technologies, Inc.	1.00%	09/15/25	367,051
500,000	Roper Technologies, Inc.	1.40%	09/15/27	505,585
250,000	Roper Technologies, Inc.	2.00%	06/30/30	255,178
500,000	Roper Technologies, Inc.	1.75%	02/15/31	500,964
				4,764,832
	Insurance – 0.6%
500,000	AIG Global Funding (a)	0.90%	09/22/25	497,168
200,000	American International Group, Inc.	4.13%	02/15/24	221,830
500,000	American International Group, Inc.	2.50%	06/30/25	534,786
100,000	American International Group, Inc.	3.90%	04/01/26	114,168
500,000	Aon Corp.	2.20%	11/15/22	517,723
500,000	Athene Global Funding (a)	2.45%	08/20/27	514,176
750,000	Brown & Brown, Inc.	2.38%	03/15/31	756,316
500,000	Chubb INA Holdings, Inc.	1.38%	09/15/30	495,195
250,000	Hartford Financial Services Group (The), Inc.	3.60%	08/19/49	280,511
250,000	Marsh & McLennan Cos., Inc.	4.90%	03/15/49	350,287
500,000	Travelers (The) Cos., Inc.	4.00%	05/30/47	611,540
500,000	Travelers (The) Cos., Inc.	4.10%	03/04/49	627,326
250,000	Unum Group	4.50%	03/15/25	278,084
				5,799,110
	IT Services – 0.4%
500,000	Fiserv, Inc.	2.75%	07/01/24	534,607
500,000	Fiserv, Inc.	3.20%	07/01/26	556,238
250,000	Fiserv, Inc.	2.25%	06/01/27	264,608
500,000	Fiserv, Inc.	3.50%	07/01/29	571,444
250,000	Fiserv, Inc.	2.65%	06/01/30	269,697
500,000	Fiserv, Inc.	4.40%	07/01/49	630,505
450,000	Visa, Inc.	4.30%	12/14/45	600,683
				3,427,782
	Life Sciences Tools & Services – 0.0%
250,000	Agilent Technologies, Inc.	2.10%	06/04/30	257,630
	Machinery – 0.1%
500,000	Otis Worldwide Corp.	3.11%	02/15/40	536,825
250,000	Westinghouse Air Brake Technologies Corp.	4.40%	03/15/24	271,804
				808,629
	Media – 1.2%
610,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.91%	07/23/25	706,027
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.38%	05/01/47	297,286

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80%	03/01/50	$571,377
575,000	Comcast Corp.	3.70%	04/15/24	635,489
550,000	Comcast Corp.	3.95%	10/15/25	631,995
250,000	Comcast Corp.	3.55%	05/01/28	289,828
350,000	Comcast Corp.	4.15%	10/15/28	422,330
500,000	Comcast Corp.	2.65%	02/01/30	545,693
250,000	Comcast Corp.	1.50%	02/15/31	248,252
500,000	Comcast Corp.	3.25%	11/01/39	557,607
250,000	Comcast Corp.	3.75%	04/01/40	293,603
250,000	Comcast Corp.	3.40%	07/15/46	279,142
500,000	Comcast Corp.	4.00%	08/15/47	608,410
250,000	Comcast Corp.	4.00%	03/01/48	304,273
400,000	Comcast Corp.	4.70%	10/15/48	535,271
500,000	Comcast Corp.	3.45%	02/01/50	566,969
250,000	Comcast Corp.	2.45%	08/15/52	235,633
250,000	Cox Communications, Inc. (a)	1.80%	10/01/30	247,407
250,000	Cox Communications, Inc. (a)	2.95%	10/01/50	241,045
250,000	Discovery Communications LLC	3.63%	05/15/30	278,442
750,000	Discovery Communications LLC	5.30%	05/15/49	919,445
250,000	Discovery Communications LLC	4.65%	05/15/50	288,027
500,000	Fox Corp.	4.03%	01/25/24	550,971
250,000	Fox Corp.	5.58%	01/25/49	346,458
250,000	ViacomCBS, Inc.	4.75%	05/15/25	287,521
250,000	ViacomCBS, Inc.	4.95%	05/19/50	294,548
				11,183,049
	Multi-Utilities – 1.4%
650,000	CenterPoint Energy, Inc.	3.60%	11/01/21	671,651
1,000,000	CenterPoint Energy, Inc.	3.85%	02/01/24	1,096,754
750,000	CenterPoint Energy, Inc.	2.50%	09/01/24	798,388
250,000	CenterPoint Energy, Inc.	2.95%	03/01/30	274,474
500,000	Consolidated Edison Co. of New York, Inc.	3.88%	06/15/47	583,398
500,000	Consolidated Edison Co. of New York, Inc.	4.13%	05/15/49	606,644
250,000	Consolidated Edison Co. of New York, Inc.	4.30%	12/01/56	314,768
1,000,000	Consolidated Edison Co. of New York, Inc.	3.70%	11/15/59	1,151,616
500,000	Dominion Energy Gas Holdings LLC	3.00%	11/15/29	551,856
500,000	Dominion Energy Gas Holdings LLC	3.90%	11/15/49	585,536
250,000	Dominion Energy, Inc.	2.75%	01/15/22	256,455
495,000	Dominion Energy, Inc.	4.70%	12/01/44	638,004
488,000	DTE Energy Co.	0.55%	11/01/22	488,120
500,000	DTE Energy Co.	2.25%	11/01/22	517,158
500,000	DTE Energy Co.	1.05%	06/01/25	500,518
500,000	DTE Energy Co.	2.95%	03/01/30	536,658
250,000	NiSource, Inc.	0.95%	08/15/25	250,153
250,000	NiSource, Inc.	3.60%	05/01/30	285,555
250,000	NiSource, Inc.	1.70%	02/15/31	246,579
667,000	NiSource, Inc.	4.38%	05/15/47	824,475
250,000	NiSource, Inc.	3.95%	03/30/48	291,739
500,000	Public Service Enterprise Group, Inc.	2.65%	11/15/22	521,730
1,000,000	Public Service Enterprise Group, Inc.	0.80%	08/15/25	995,182
				12,987,411
	Oil, Gas & Consumable Fuels – 2.3%
500,000	BP Capital Markets America, Inc.	2.94%	04/06/23	529,112

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$1,000,000	BP Capital Markets America, Inc.	3.80%	09/21/25	$1,128,425
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	559,131
100,000	BP Capital Markets America, Inc.	3.12%	05/04/26	110,482
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	582,587
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	497,278
500,000	BP Capital Markets America, Inc.	2.77%	11/10/50	463,696
550,000	Chevron Corp.	2.57%	05/16/23	580,477
500,000	Chevron USA, Inc.	0.69%	08/12/25	499,267
500,000	Chevron USA, Inc.	2.34%	08/12/50	476,024
250,000	Diamondback Energy, Inc.	4.75%	05/31/25	269,963
500,000	Energy Transfer Operating L.P.	4.50%	04/15/24	530,212
250,000	Energy Transfer Operating L.P.	4.20%	04/15/27	259,161
250,000	Energy Transfer Operating L.P.	5.25%	04/15/29	268,764
250,000	Energy Transfer Operating L.P.	5.30%	04/15/47	232,981
250,000	Energy Transfer Operating L.P.	6.00%	06/15/48	252,121
250,000	Energy Transfer Operating L.P.	6.25%	04/15/49	259,073
500,000	Enterprise Products Operating LLC	4.20%	01/31/50	533,390
500,000	Enterprise Products Operating LLC	3.70%	01/31/51	495,741
250,000	Exxon Mobil Corp.	2.02%	08/16/24	263,052
250,000	Exxon Mobil Corp.	2.99%	03/19/25	274,361
250,000	Exxon Mobil Corp.	2.61%	10/15/30	270,931
500,000	Kinder Morgan, Inc.	3.15%	01/15/23	525,310
250,000	Kinder Morgan, Inc.	2.00%	02/15/31	241,637
250,000	Magellan Midstream Partners L.P.	3.25%	06/01/30	268,739
500,000	Marathon Petroleum Corp.	4.50%	05/01/23	539,924
500,000	MPLX L.P.	2.65%	08/15/30	489,505
500,000	MPLX L.P.	5.20%	03/01/47	547,580
400,000	ONEOK Partners L.P.	3.38%	10/01/22	415,802
250,000	ONEOK, Inc.	2.75%	09/01/24	256,324
250,000	ONEOK, Inc.	5.85%	01/15/26	287,852
250,000	ONEOK, Inc.	3.40%	09/01/29	245,603
250,000	ONEOK, Inc.	4.45%	09/01/49	222,847
500,000	Phillips 66	3.70%	04/06/23	535,683
500,000	Phillips 66	3.85%	04/09/25	556,181
250,000	Phillips 66	2.15%	12/15/30	243,899
500,000	Pioneer Natural Resources Co.	1.90%	08/15/30	470,423
250,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.80%	09/15/30	243,116
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	564,408
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	271,806
500,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	511,248
500,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	473,384
250,000	Transcontinental Gas Pipe Line Co., LLC	4.00%	03/15/28	279,503
250,000	Transcontinental Gas Pipe Line Co., LLC (a)	3.25%	05/15/30	270,767
250,000	Transcontinental Gas Pipe Line Co., LLC (a)	3.95%	05/15/50	264,038
1,000,000	Valero Energy Corp.	2.85%	04/15/25	1,050,956
250,000	Valero Energy Corp.	2.15%	09/15/27	249,391
300,000	Williams (The) Cos., Inc.	3.60%	03/15/22	310,265
250,000	Williams (The) Cos., Inc.	3.50%	11/15/30	272,623
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	668,405
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	304,114
500,000	Williams (The) Cos., Inc.	4.85%	03/01/48	561,073
				21,478,635
	Pharmaceuticals – 0.8%
500,000	Bristol-Myers Squibb Co.	2.60%	05/16/22	518,932

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$500,000	Bristol-Myers Squibb Co.	2.90%	07/26/24	$542,007
500,000	Bristol-Myers Squibb Co.	3.20%	06/15/26	564,691
750,000	Bristol-Myers Squibb Co.	3.40%	07/26/29	874,852
500,000	Bristol-Myers Squibb Co.	4.13%	06/15/39	634,632
500,000	Merck & Co., Inc.	2.90%	03/07/24	540,100
250,000	Merck & Co., Inc.	0.75%	02/24/26	250,883
250,000	Merck & Co., Inc.	1.45%	06/24/30	254,057
250,000	Merck & Co., Inc.	2.35%	06/24/40	254,674
250,000	Merck & Co., Inc.	2.45%	06/24/50	252,258
250,000	Novartis Capital Corp.	1.75%	02/14/25	262,253
250,000	Novartis Capital Corp.	2.20%	08/14/30	270,510
250,000	Pfizer, Inc.	3.45%	03/15/29	293,099
250,000	Pfizer, Inc.	4.00%	03/15/49	318,532
250,000	Upjohn, Inc. (a)	2.30%	06/22/27	259,437
250,000	Upjohn, Inc. (a)	2.70%	06/22/30	259,273
250,000	Upjohn, Inc. (a)	3.85%	06/22/40	271,139
250,000	Upjohn, Inc. (a)	4.00%	06/22/50	268,233
250,000	Zoetis, Inc.	2.00%	05/15/30	258,168
				7,147,730
	Professional Services – 0.1%
500,000	Equifax, Inc.	2.60%	12/01/24	534,716
	Road & Rail – 0.9%
500,000	CSX Corp.	4.25%	03/15/29	602,200
250,000	CSX Corp.	2.40%	02/15/30	270,758
250,000	CSX Corp.	3.80%	11/01/46	292,310
250,000	CSX Corp.	3.35%	09/15/49	277,799
200,000	CSX Corp.	4.50%	08/01/54	262,381
250,000	CSX Corp.	4.25%	11/01/66	311,152
250,000	Norfolk Southern Corp.	3.65%	08/01/25	281,478
250,000	Norfolk Southern Corp.	2.90%	06/15/26	276,309
750,000	Norfolk Southern Corp.	4.15%	02/28/48	928,181
500,000	Norfolk Southern Corp.	4.10%	05/15/49	628,590
250,000	Ryder System, Inc.	3.50%	06/01/21	255,169
250,000	Ryder System, Inc.	2.25%	09/01/21	253,760
500,000	Ryder System, Inc.	2.80%	03/01/22	515,154
300,000	Union Pacific Corp.	3.75%	03/15/24	329,218
1,000,000	Union Pacific Corp.	2.15%	02/05/27	1,066,136
250,000	Union Pacific Corp.	3.00%	04/15/27	277,431
250,000	Union Pacific Corp.	2.40%	02/05/30	269,870
183,000	Union Pacific Corp.	4.15%	01/15/45	224,309
225,000	Union Pacific Corp.	4.05%	03/01/46	272,811
250,000	Union Pacific Corp.	3.25%	02/05/50	277,104
250,000	Union Pacific Corp.	4.10%	09/15/67	298,464
250,000	Union Pacific Corp.	3.75%	02/05/70	283,596
				8,454,180
	Semiconductors & Semiconductor Equipment – 0.5%
500,000	Broadcom, Inc.	3.15%	11/15/25	542,198
500,000	Broadcom, Inc.	5.00%	04/15/30	591,145
250,000	Broadcom, Inc.	4.15%	11/15/30	281,412
250,000	Broadcom, Inc.	4.30%	11/15/32	286,275
300,000	Intel Corp.	4.10%	05/19/46	375,695
500,000	Intel Corp.	4.10%	05/11/47	634,910
500,000	Intel Corp.	3.25%	11/15/49	562,009

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
$500,000	Intel Corp.	3.10%	02/15/60	$547,340
250,000	Lam Research Corp.	2.88%	06/15/50	259,734
250,000	QUALCOMM, Inc.	2.15%	05/20/30	262,300
500,000	QUALCOMM, Inc.	3.25%	05/20/50	558,846
				4,901,864
	Software – 0.5%
250,000	Microsoft Corp.	2.88%	02/06/24	269,292
200,000	Microsoft Corp.	3.13%	11/03/25	223,892
220,000	Microsoft Corp.	3.70%	08/08/46	277,222
500,000	Oracle Corp.	2.40%	09/15/23	526,310
250,000	Oracle Corp.	3.40%	07/08/24	273,749
250,000	Oracle Corp.	2.50%	04/01/25	268,294
350,000	Oracle Corp.	2.65%	07/15/26	382,827
400,000	Oracle Corp.	5.38%	07/15/40	559,396
350,000	Oracle Corp.	4.00%	07/15/46	416,255
500,000	Oracle Corp.	3.60%	04/01/50	566,747
250,000	VMware, Inc.	4.50%	05/15/25	283,418
250,000	VMware, Inc.	4.65%	05/15/27	292,204
				4,339,606
	Specialty Retail – 0.6%
500,000	Advance Auto Parts, Inc.	1.75%	10/01/27	499,333
550,000	Home Depot (The), Inc.	3.00%	04/01/26	618,204
1,000,000	Home Depot (The), Inc.	2.80%	09/14/27	1,105,971
500,000	Home Depot (The), Inc.	3.90%	12/06/28	592,781
250,000	Home Depot (The), Inc.	2.95%	06/15/29	282,697
500,000	Home Depot (The), Inc.	4.25%	04/01/46	639,837
500,000	Home Depot (The), Inc.	3.90%	06/15/47	618,401
500,000	Home Depot (The), Inc.	4.50%	12/06/48	671,277
250,000	Home Depot (The), Inc.	3.13%	12/15/49	279,710
250,000	Home Depot (The), Inc.	3.50%	09/15/56	294,866
250,000	O’Reilly Automotive, Inc.	1.75%	03/15/31	247,688
				5,850,765
	Technology Hardware, Storage & Peripherals – 0.3%
250,000	Apple, Inc.	3.00%	02/09/24	269,369
500,000	Apple, Inc.	2.85%	05/11/24	539,961
500,000	Apple, Inc.	1.80%	09/11/24	523,571
500,000	Hewlett Packard Enterprise Co.	1.45%	04/01/24	506,151
500,000	Hewlett Packard Enterprise Co.	1.75%	04/01/26	504,329
				2,343,381
	Telecommunications – 0.6%
500,000	T-Mobile USA, Inc. (a)	3.50%	04/15/25	549,150
250,000	T-Mobile USA, Inc. (a)	1.50%	02/15/26	252,399
500,000	T-Mobile USA, Inc. (a)	3.75%	04/15/27	561,570
750,000	T-Mobile USA, Inc. (a)	2.05%	02/15/28	768,802
500,000	T-Mobile USA, Inc. (a)	3.88%	04/15/30	567,935
750,000	T-Mobile USA, Inc. (a)	2.55%	02/15/31	776,895
500,000	T-Mobile USA, Inc. (a)	4.38%	04/15/40	586,585
500,000	T-Mobile USA, Inc. (a)	3.00%	02/15/41	495,990
500,000	T-Mobile USA, Inc. (a)	4.50%	04/15/50	600,775
500,000	T-Mobile USA, Inc. (a)	3.30%	02/15/51	496,605
				5,656,706

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Tobacco – 0.4%
$250,000	Altria Group, Inc.	3.49%	02/14/22	$260,048
250,000	Altria Group, Inc.	3.80%	02/14/24	273,512
250,000	Altria Group, Inc.	4.80%	02/14/29	297,056
250,000	Altria Group, Inc.	5.95%	02/14/49	335,923
250,000	BAT Capital Corp.	3.22%	08/15/24	267,714
250,000	BAT Capital Corp.	2.79%	09/06/24	264,294
250,000	BAT Capital Corp.	3.22%	09/06/26	269,343
250,000	BAT Capital Corp.	4.70%	04/02/27	287,365
250,000	BAT Capital Corp.	4.91%	04/02/30	295,533
250,000	BAT Capital Corp.	4.39%	08/15/37	270,964
250,000	BAT Capital Corp.	4.76%	09/06/49	272,387
250,000	BAT Capital Corp.	5.28%	04/02/50	295,221
500,000	Philip Morris International, Inc.	1.13%	05/01/23	507,998
				3,897,358
	Trading Companies & Distributors – 0.1%
250,000	Air Lease Corp.	3.38%	07/01/25	255,740
500,000	Air Lease Corp.	2.88%	01/15/26	492,190
				747,930
	Water Utilities – 0.1%
500,000	American Water Capital Corp.	2.80%	05/01/30	549,258
500,000	American Water Capital Corp.	3.45%	05/01/50	563,281
				1,112,539
	Total Corporate Bonds and Notes			353,597,712
	(Cost $320,684,461)
FOREIGN CORPORATE BONDS AND NOTES – 3.9%
	Aerospace & Defense – 0.1%
500,000	BAE Systems PLC (a)	3.40%	04/15/30	560,156
500,000	BAE Systems PLC (a)	3.00%	09/15/50	507,950
				1,068,106
	Automobiles – 0.1%
250,000	Nissan Motor Co. Ltd. (a)	3.52%	09/17/25	252,516
250,000	Nissan Motor Co. Ltd. (a)	4.35%	09/17/27	250,809
250,000	Nissan Motor Co. Ltd. (a)	4.81%	09/17/30	251,986
				755,311
	Banks – 1.2%
400,000	Banco Santander S.A.	2.71%	06/27/24	423,434
500,000	Bank of Montreal	2.90%	03/26/22	518,937
1,000,000	Bank of Montreal	2.05%	11/01/22	1,034,268
500,000	Bank of Montreal	3.30%	02/05/24	542,022
250,000	BNP Paribas S.A. (a) (b)	3.05%	01/13/31	268,442
500,000	Canadian Imperial Bank of Commerce	2.25%	01/28/25	528,109
250,000	Cooperatieve Rabobank U.A. (a)	3.88%	09/26/23	273,439
500,000	Cooperatieve Rabobank U.A. (a)	2.63%	07/22/24	534,158
250,000	Cooperatieve Rabobank U.A. (a) (b)	1.34%	06/24/26	253,586
1,000,000	Cooperatieve Rabobank U.A. (a) (b)	1.00%	09/24/26	997,030
250,000	Deutsche Bank AG/New York NY (b)	2.22%	09/18/24	251,917
200,000	HSBC Holdings PLC (b)	3.26%	03/13/23	206,838
365,000	Mitsubishi UFJ Financial Group, Inc. (b)	0.85%	09/15/24	365,387
250,000	Mitsubishi UFJ Financial Group, Inc.	1.41%	07/17/25	253,909
500,000	Santander U.K. PLC	2.10%	01/13/23	516,160

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Societe Generale S.A. (a)	2.63%	01/22/25	$516,282
500,000	Sumitomo Mitsui Financial Group, Inc.	2.70%	07/16/24	532,281
200,000	Sumitomo Mitsui Financial Group, Inc.	2.45%	09/27/24	211,533
500,000	Sumitomo Mitsui Financial Group, Inc.	1.47%	07/08/25	510,015
500,000	Sumitomo Mitsui Financial Group, Inc.	3.04%	07/16/29	546,225
250,000	Sumitomo Mitsui Financial Group, Inc.	2.72%	09/27/29	265,600
500,000	Sumitomo Mitsui Financial Group, Inc.	2.14%	09/23/30	493,777
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	500,377
				10,543,726
	Capital Markets – 0.3%
500,000	Credit Suisse (New York, NY) A.G.	2.10%	11/12/21	509,600
293,000	Credit Suisse (New York, NY) A.G.	1.00%	05/05/23	296,260
500,000	Credit Suisse Group AG (a)	3.57%	01/09/23	517,485
500,000	Credit Suisse Group AG (a) (b)	2.19%	06/05/26	515,821
500,000	Credit Suisse Group AG (a) (b)	3.87%	01/12/29	558,688
				2,397,854
	Chemicals – 0.1%
273,000	Nutrien Ltd.	1.90%	05/13/23	281,993
250,000	Nutrien Ltd.	2.95%	05/13/30	274,318
250,000	Nutrien Ltd.	3.95%	05/13/50	287,128
200,000	Yara International ASA (a)	3.15%	06/04/30	214,368
				1,057,807
	Commercial Services & Supplies – 0.0%
250,000	Waste Connections, Inc.	2.60%	02/01/30	269,641
	Diversified Financial Services – 0.3%
250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.50%	09/15/23	257,880
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.15%	02/15/24	495,474
444,000	GE Capital International Funding Co. Unlimited Co.	4.42%	11/15/35	469,709
500,000	Shell International Finance, B.V.	2.00%	11/07/24	526,405
250,000	Shell International Finance, B.V.	4.00%	05/10/46	292,697
250,000	Shell International Finance, B.V.	3.75%	09/12/46	279,886
500,000	Shell International Finance, B.V.	3.25%	04/06/50	534,998
				2,857,049
	Energy Equipment & Services – 0.0%
250,000	Schlumberger Investment S.A.	2.65%	06/26/30	252,910
	Health Care Equipment & Supplies – 0.1%
250,000	DH Europe Finance II Sarl	2.20%	11/15/24	264,312
250,000	DH Europe Finance II Sarl	2.60%	11/15/29	272,331
250,000	DH Europe Finance II Sarl	3.40%	11/15/49	284,150
				820,793
	Metals & Mining – 0.1%
250,000	Anglo American Capital PLC (a)	3.63%	09/11/24	269,109
250,000	Anglo American Capital PLC (a)	4.00%	09/11/27	276,171
330,000	BHP Billiton Finance USA, Ltd.	5.00%	09/30/43	464,609
250,000	Teck Resources Ltd. (a)	3.90%	07/15/30	262,207
				1,272,096
	Oil, Gas & Consumable Fuels – 0.5%
500,000	Canadian Natural Resources, Ltd.	2.05%	07/15/25	510,771
500,000	Canadian Natural Resources, Ltd.	3.85%	06/01/27	539,433

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$500,000	Canadian Natural Resources, Ltd.	2.95%	07/15/30	$504,541
250,000	Equinor ASA	1.75%	01/22/26	259,547
250,000	Equinor ASA	2.38%	05/22/30	264,715
334,000	Suncor Energy, Inc.	2.80%	05/15/23	350,296
500,000	Suncor Energy, Inc.	3.10%	05/15/25	537,700
250,000	Total Capital International S.A.	2.99%	06/29/41	261,429
500,000	Total Capital International S.A.	3.46%	07/12/49	548,678
500,000	Total Capital International S.A.	3.13%	05/29/50	521,437
250,000	Total Capital International S.A.	3.39%	06/29/60	265,844
				4,564,391
	Pharmaceuticals – 0.6%
500,000	AstraZeneca PLC	0.70%	04/08/26	494,532
500,000	AstraZeneca PLC	1.38%	08/06/30	487,909
500,000	AstraZeneca PLC	2.13%	08/06/50	456,474
500,000	GlaxoSmithKline Capital PLC	2.88%	06/01/22	519,334
500,000	Takeda Pharmaceutical Co. Ltd.	4.00%	11/26/21	519,230
1,370,000	Takeda Pharmaceutical Co. Ltd.	4.40%	11/26/23	1,522,762
250,000	Takeda Pharmaceutical Co. Ltd.	2.05%	03/31/30	253,098
250,000	Takeda Pharmaceutical Co. Ltd.	3.03%	07/09/40	260,221
250,000	Takeda Pharmaceutical Co. Ltd.	3.18%	07/09/50	255,421
250,000	Takeda Pharmaceutical Co. Ltd.	3.38%	07/09/60	265,118
				5,034,099
	Semiconductors & Semiconductor Equipment – 0.1%
500,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.63%	01/15/24	538,249
250,000	NXP BV / NXP Funding LLC / NXP USA, Inc. (a)	2.70%	05/01/25	265,178
250,000	NXP BV / NXP Funding LLC / NXP USA, Inc. (a)	3.40%	05/01/30	274,450
				1,077,877
	Thrifts & Mortgage Finance – 0.1%
500,000	Nationwide Building Society (a)	2.00%	01/27/23	514,851
	Tobacco – 0.1%
500,000	BAT International Finance PLC	1.67%	03/25/26	502,346
500,000	Imperial Brands Finance PLC (a)	3.13%	07/26/24	529,390
250,000	Imperial Brands Finance PLC (a)	3.50%	07/26/26	270,879
				1,302,615
	Wireless Telecommunication Services – 0.2%
250,000	Vodafone Group PLC	4.38%	05/30/28	296,318
500,000	Vodafone Group PLC	4.88%	06/19/49	623,933
500,000	Vodafone Group PLC	4.25%	09/17/50	583,024
500,000	Vodafone Group PLC	5.13%	06/19/59	642,931
				2,146,206
	Total Foreign Corporate Bonds and Notes			35,935,332
	(Cost $34,110,515)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER – 1.7%
	Consumer Finance – 0.9%
8,100,000	General Motors Financial Co., Inc.	0.45%	10/01/20	8,099,908

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Oil, Gas & Consumable Fuels – 0.8%
$7,800,000	ETP Legacy L.P.	0.62%	10/01/20	$7,799,915
	Total Commercial Paper			15,899,823
	(Cost $15,900,000)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 0.3%
1,300,000	U.S. Treasury Note	0.25%	09/30/25	1,298,629
940,000	U.S. Treasury Note	0.63%	08/15/30	935,373
480,000	U.S. Treasury Note	1.25%	05/15/50	456,450
	Total U.S. Government Bonds and Notes			2,690,452
	(Cost $2,689,611)
	Total Investments – 99.7%			913,725,718
	(Cost $840,158,685) (c)

Net Other Assets and Liabilities – 0.3%	2,703,950
Net Assets – 100.0%	$916,429,668

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2020, securities noted as such amounted to $39,976,534 or 4.4% of net assets.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $108,524,578 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $34,957,545. The net unrealized appreciation was $73,567,033.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 505,602,399	$ 505,602,399	$ —	$ —
Corporate Bonds and Notes*	353,597,712	—	353,597,712	—
Foreign Corporate Bonds and Notes*	35,935,332	—	35,935,332	—
Commercial Paper*	15,899,823	—	15,899,823	—
U.S. Government Bonds and Notes	2,690,452	—	2,690,452	—
Total Investments	$ 913,725,718	$ 505,602,399	$ 408,123,319	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 43.1%
	Capital Markets — 43.1%
28,395	First Trust Institutional Preferred Securities and Income ETF (a)	$550,295
500	First Trust Long Duration Opportunities ETF (a)	14,853
11,920	First Trust Low Duration Opportunities ETF (a)	616,026
84,705	First Trust Preferred Securities and Income ETF (a)	1,623,795
72,790	First Trust Senior Loan Fund (a)	3,349,068
58,790	First Trust Tactical High Yield ETF (a)	2,773,712
16,594	Invesco BulletShares 2021 Corporate Bond ETF	353,784
22,237	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,995,546
9,280	iShares MBS ETF	1,024,512
6,300	ProShares Short 20+ Year Treasury	96,768
1	Vanguard Mortgage-Backed Securities ETF	54
	Total Exchange-Traded Funds	13,398,413
	(Cost $13,079,169)

COMMON STOCKS — 27.1%
	Aerospace & Defense — 0.8%
342	Lockheed Martin Corp.	131,082
335	Northrop Grumman Corp.	105,689
		236,771

	Air Freight & Logistics — 0.5%
910	United Parcel Service, Inc., Class B	151,633

	Banks — 1.0%
2,183	JPMorgan Chase & Co.	210,157
1,062	M&T Bank Corp.	97,800
		307,957

	Beverages — 0.4%
973	PepsiCo, Inc.	134,858

	Biotechnology — 0.2%
862	AbbVie, Inc.	75,502

	Building Products — 0.4%
964	Trane Technologies PLC	116,885

	Capital Markets — 0.7%
175	BlackRock, Inc.	98,621
1,306	Intercontinental Exchange, Inc.	130,665
		229,286

	Chemicals — 0.2%
242	Ecolab, Inc.	48,361

	Communications Equipment — 0.5%
1,033	Motorola Solutions, Inc.	161,985

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services — 0.5%
2,330	Verizon Communications, Inc.	$138,612

	Electric Utilities — 3.4%
2,165	Alliant Energy Corp.	111,822
688	American Electric Power Co., Inc.	56,230
818	Duke Energy Corp.	72,442
555	Emera, Inc. (CAD)	22,800
904	Eversource Energy	75,529
1,203	Exelon Corp.	43,020
1,518	FirstEnergy Corp.	43,582
2,472	Fortis, Inc. (CAD)	101,067
1,129	IDACORP, Inc.	90,207
538	NextEra Energy, Inc.	149,327
3,006	OGE Energy Corp.	90,150
3,382	PPL Corp.	92,024
837	Southern (The) Co.	45,382
991	Xcel Energy, Inc.	68,389
		1,061,971

	Electrical Equipment — 0.3%
855	Eaton Corp. PLC	87,236

	Electronic Equipment, Instruments & Components — 0.4%
1,336	TE Connectivity Ltd.	130,581

	Food & Staples Retailing — 1.0%
2,076	Sysco Corp.	129,169
1,174	Walmart, Inc.	164,254
		293,423

	Gas Utilities — 0.8%
5,399	AltaGas Ltd. (CAD)	65,199
658	Atmos Energy Corp.	62,898
260	Chesapeake Utilities Corp.	21,918
2,225	New Jersey Resources Corp.	60,120
599	ONE Gas, Inc.	41,337
		251,472

	Health Care Equipment & Supplies — 1.1%
1,577	Abbott Laboratories	171,625
1,022	STERIS PLC	180,066
		351,691

	Health Care Providers & Services — 0.8%
2,071	CVS Health Corp.	120,946
367	UnitedHealth Group, Inc.	114,420
		235,366

	Hotels, Restaurants & Leisure — 0.4%
1,338	Starbucks Corp.	114,961

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates — 0.3%
557	Honeywell International, Inc.	$91,688

	IT Services — 1.4%
795	Accenture PLC, Class A	179,662
1,084	Fidelity National Information Services, Inc.	159,575
779	International Business Machines Corp.	94,781
		434,018

	Machinery — 0.6%
497	Parker-Hannifin Corp.	100,563
1,644	Timken (The) Co.	89,138
		189,701

	Media — 0.5%
3,283	Comcast Corp., Class A	151,871

	Multiline Retail — 0.6%
1,222	Target Corp.	192,367

	Multi-Utilities — 2.7%
733	ATCO Ltd., Class I (CAD)	21,188
873	Canadian Utilities Ltd., Class A (CAD)	20,823
374	CMS Energy Corp.	22,967
2,350	Dominion Energy, Inc.	185,486
781	DTE Energy Co.	89,846
5,618	Public Service Enterprise Group, Inc.	308,484
1,411	Sempra Energy	167,006
249	WEC Energy Group, Inc.	24,128
		839,928

	Oil, Gas & Consumable Fuels — 2.5%
1,244	Chevron Corp.	89,568
2,872	Enbridge, Inc.	83,862
1,314	Equitrans Midstream Corp.	11,116
2,856	Keyera Corp. (CAD)	43,112
9,462	Kinder Morgan, Inc.	116,667
797	ONEOK, Inc.	20,706
9,040	TC Energy Corp.	379,861
2,297	Williams (The) Cos., Inc.	45,136
		790,028

	Personal Products — 0.5%
2,298	Unilever PLC, ADR	141,741

	Pharmaceuticals — 1.3%
2,326	Bristol-Myers Squibb Co.	140,235
1,026	Eli Lilly & Co.	151,868
777	Johnson & Johnson	115,680
		407,783

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 0.7%
347	Broadcom, Inc.	$126,419
514	KLA Corp.	99,582
		226,001

	Software — 0.7%
1,039	Microsoft Corp.	218,533

	Specialty Retail — 0.5%
569	Home Depot (The), Inc.	158,017

	Technology Hardware, Storage & Peripherals — 0.9%
2,265	Apple, Inc.	262,310

	Textiles, Apparel & Luxury Goods — 0.5%
1,346	NIKE, Inc., Class B	168,977
	Total Common Stocks	8,401,514
	(Cost $7,274,834)

REAL ESTATE INVESTMENT TRUSTS — 10.8%
	Diversified REITs — 0.9%
4,776	STORE Capital Corp.	131,006
21,084	VEREIT, Inc.	137,046
		268,052

	Health Care REITs — 1.3%
7,746	Medical Properties Trust, Inc.	136,562
4,330	Omega Healthcare Investors, Inc.	129,640
7,693	Physicians Realty Trust	137,782
		403,984

	Hotel & Resort REITs — 0.4%
4,493	MGM Growth Properties LLC, Class A	125,714

	Industrial REITs — 1.8%
3,825	Americold Realty Trust	136,744
3,629	Duke Realty Corp.	133,910
1,360	Prologis, Inc.	136,843
4,722	STAG Industrial, Inc.	143,974
		551,471

	Office REITs — 0.8%
811	Alexandria Real Estate Equities, Inc.	129,760
3,955	Highwoods Properties, Inc.	132,769
		262,529

	Residential REITs — 1.3%
1,516	Camden Property Trust	134,894

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Residential REITs (Continued)
4,846	Invitation Homes, Inc.	$135,639
1,186	Mid-America Apartment Communities, Inc.	137,517
		408,050

	Retail REITs — 0.9%
3,932	National Retail Properties, Inc.	135,693
2,304	Realty Income Corp.	139,968
		275,661

	Specialized REITs — 3.4%
515	American Tower Corp.	124,491
1,843	CyrusOne, Inc.	129,065
893	Digital Realty Trust, Inc.	131,057
181	Equinix, Inc.	137,583
3,671	Gaming and Leisure Properties, Inc.	135,570
1,344	Life Storage, Inc.	141,483
418	SBA Communications Corp.	133,125
5,586	VICI Properties, Inc.	130,545
		1,062,919
	Total Real Estate Investment Trusts	3,358,380
	(Cost $3,180,016)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 7.0%
$31,978	U.S. Treasury Inflation Indexed Bond (b)	2.00%	01/15/26	37,696
10,919	U.S. Treasury Inflation Indexed Bond (b)	2.38%	01/15/27	13,475
21,022	U.S. Treasury Inflation Indexed Bond (b)	1.75%	01/15/28	25,632
22,925	U.S. Treasury Inflation Indexed Bond (b)	2.50%	01/15/29	29,984
23,638	U.S. Treasury Inflation Indexed Bond (b)	3.88%	04/15/29	33,950
7,443	U.S. Treasury Inflation Indexed Bond (b)	3.38%	04/15/32	11,320
23,971	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/40	36,839
38,801	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/41	60,455
35,311	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/42	44,577
34,479	U.S. Treasury Inflation Indexed Bond (b)	0.63%	02/15/43	42,641
34,236	U.S. Treasury Inflation Indexed Bond (b)	1.38%	02/15/44	48,880
34,434	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/45	44,005
30,613	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/46	41,466
27,903	U.S. Treasury Inflation Indexed Bond (b)	0.88%	02/15/47	37,270
26,263	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/48	36,376
21,620	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/49	30,296
17,130	U.S. Treasury Inflation Indexed Bond (b)	0.25%	02/15/50	20,308
65,127	U.S. Treasury Inflation Indexed Note (b)	0.13%	01/15/22	66,182
67,109	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/22	68,321
65,338	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/22	67,056
66,217	U.S. Treasury Inflation Indexed Note (b)	0.13%	01/15/23	68,285
67,791	U.S. Treasury Inflation Indexed Note (b)	0.63%	04/15/23	70,962
63,451	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/23	66,608
63,285	U.S. Treasury Inflation Indexed Note (b)	0.63%	01/15/24	67,289
46,222	U.S. Treasury Inflation Indexed Note (b)	0.50%	04/15/24	49,103
63,497	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/24	67,212

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$50,486	U.S. Treasury Inflation Indexed Note (b)	0.13%	10/15/24	$53,621
120,311	U.S. Treasury Inflation Indexed Note (b)	0.25%	01/15/25	128,458
47,138	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/25	50,201
61,175	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/25	66,465
67,596	U.S. Treasury Inflation Indexed Note (b)	0.63%	01/15/26	74,575
55,118	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/26	59,837
75,071	U.S. Treasury Inflation Indexed Note (b)	0.38%	01/15/27	82,742
52,952	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/27	58,930
69,316	U.S. Treasury Inflation Indexed Note (b)	0.50%	01/15/28	77,879
85,658	U.S. Treasury Inflation Indexed Note (b)	0.75%	07/15/28	98,803
50,272	U.S. Treasury Inflation Indexed Note (b)	0.88%	01/15/29	58,634
76,970	U.S. Treasury Inflation Indexed Note (b)	0.25%	07/15/29	86,211
58,400	U.S. Treasury Inflation Indexed Note (b)	0.13%	01/15/30	64,630
21,218	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/30	23,630
	Total U.S. Government Bonds and Notes			2,170,804
	(Cost $1,945,881)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 5.3%
	Chemicals — 0.3%
5,767	Westlake Chemical Partners, L.P.	108,131

	Independent Power and Renewable Electricity Producers — 0.6%
3,031	NextEra Energy Partners, L.P.	181,739

	Oil, Gas & Consumable Fuels — 4.4%
625	Cheniere Energy Partners, L.P.	20,787
1,666	Energy Transfer, L.P.	9,030
19,053	Enterprise Products Partners, L.P.	300,847
9,885	Holly Energy Partners, L.P.	119,905
7,297	Magellan Midstream Partners, L.P.	249,557
6,761	Phillips 66 Partners, L.P.	155,773
3,025	Plains All American Pipeline, L.P.	18,090
14,721	Shell Midstream Partners, L.P.	139,261
13,301	TC PipeLines, L.P.	340,240
		1,353,490
	Total Master Limited Partnerships	1,643,360
	(Cost $2,018,894)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
	Collateralized Mortgage Obligations — 1.9%
	Fannie Mae REMICS
$83	Series 1992-24, Class Z	6.50%	04/25/22	84
2	Series 1992-44, Class ZQ	8.00%	07/25/22	2
537	Series 1993-1, Class KA	7.90%	01/25/23	565
489	Series 1993-62, Class E	7.00%	04/25/23	516

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Fannie Mae REMICS (Continued)
$155	Series 1993-119, Class H	6.50%	07/25/23	$164
1,214	Series 1993-178, Class PK	6.50%	09/25/23	1,290
1,045	Series 1995-24, Class G	6.50%	04/25/23	1,091
1,189	Series 1999-56, Class Z	7.00%	12/18/29	1,351
23,619	Series 2002-9, Class MS, IO, 1 Mo. LIBOR × -1 + 8.10% (c)	7.95%	03/25/32	5,313
1,037	Series 2002-67, Class PE	5.50%	11/25/32	1,207
3,552	Series 2002-90, Class A1	6.50%	06/25/42	4,196
2,176	Series 2003-14, Class AQ	3.50%	03/25/33	2,263
3,132	Series 2003-41, Class OA	4.00%	05/25/33	3,311
30,202	Series 2004-10, Class ZB	6.00%	02/25/34	35,259
11,593	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (d)	0.56%	09/25/35	11,670
18,912	Series 2007-10, Class Z	6.00%	02/25/37	21,953
44,139	Series 2009-86, Class IP, IO	5.50%	10/25/39	7,902
1,601	Series 2012-35, Class PL	2.00%	11/25/41	1,650
544	Series 2013-14, Class QE	1.75%	03/25/43	564
45,607	Series 2013-31, Class NT	3.00%	04/25/43	46,058
	Fannie Mae REMIC Trust
9,788	Series 2007-W8, Class 1A5 (e)	6.44%	09/25/37	11,658
	Fannie Mae Trust
3,426	Series 2004-W8, Class 3A	7.50%	06/25/44	4,120
	FHLMC - GNMA
105	Series 1993-5, Class HA	7.50%	02/25/23	109
367	Series 1994-27, Class D	7.00%	03/25/24	394
	Freddie Mac REMICS
159	Series 1992-1250, Class J	7.00%	05/15/22	164
4,350	Series 1992-1401, Class Q, 1 Mo. LIBOR + 0.60% (d)	0.75%	10/15/22	4,336
9,551	Series 1993-1487, Class P, IO, 1 Mo. LIBOR × -1 + 9.50% (c)	9.35%	03/15/23	775
2,021	Series 1994-1673, Class FB, 10 Yr. Constant Maturity Treasury Rate - 0.50% (d)	0.17%	02/15/24	2,003
41	Series 1996-1847, Class LL	7.50%	04/15/26	46
7,384	Series 1998-2033, Class IA, IO	7.00%	02/15/28	797
2,216	Series 1999-2130, Class KB	6.38%	03/15/29	2,535
32,129	Series 1999-2174, Class PN	6.00%	07/15/29	36,336
6,486	Series 2001-2277, Class B	7.50%	01/15/31	8,011
26,725	Series 2003-2647, Class LS, 1 Mo. LIBOR × -2.50 + 14.00% (c)	13.61%	07/15/33	41,988
35,000	Series 2003-2676, Class LL	5.50%	09/15/33	39,112
22,615	Series 2004-2768, Class PW	4.25%	03/15/34	25,425
4,000	Series 2004-2778, Class MM	5.25%	04/15/34	4,640
24,950	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (c)	6.45%	02/15/36	4,994
28,274	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR × -1 + 7.15% (c)	7.00%	08/15/36	6,476
20,670	Series 2006-3237, Class CB	5.50%	07/15/36	21,544
1,557	Series 2010-3758, Class M	4.50%	10/15/38	1,564
7,380	Series 2010-3775, Class KZ	4.00%	08/15/25	8,105
1,484	Series 2012-3994, Class AE	1.63%	02/15/22	1,490
22,095	Series 2013-4178, Class ZN	3.50%	03/15/43	30,049
	Freddie Mac Strips
6,419	Series 1994-169, Class IO, IO	8.50%	03/01/23	397
	Government National Mortgage Association
24,583	Series 2002-92, Class PB	5.50%	12/20/32	26,520

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$5,802	Series 2006-16, Class OP, PO	(f)	03/20/36	$5,509
54,902	Series 2007-35, Class NE	6.00%	06/16/37	64,463
3,236	Series 2009-29, Class TA	4.50%	03/16/39	3,368
49,000	Series 2009-61, Class QE	5.50%	08/20/39	61,531
257	Series 2009-102, Class MA	4.00%	06/16/39	257
11,847	Series 2011-136, Class GB	2.50%	05/20/40	12,168
16,857	Series 2013-20, Class KI, IO	5.00%	01/20/43	1,951
				579,244
	Pass-through Securities — 1.1%
	Federal Home Loan Mortgage Corporation
12,992	Pool A47829	4.00%	08/01/35	14,108
5,389	Pool C01252	6.50%	11/01/31	6,126
37,047	Pool G01731	6.50%	12/01/29	41,494
23,325	Pool G06358	4.00%	04/01/41	25,916
1,959	Pool O20138	5.00%	11/01/30	2,154
14,549	Pool U90316	4.00%	10/01/42	15,977
	Federal National Mortgage Association
13,188	Pool 890383	4.00%	01/01/42	14,575
17,005	Pool AA9393	4.50%	07/01/39	19,128
6,902	Pool AD0659	6.00%	02/01/23	7,092
3,945	Pool AE0050	5.50%	12/01/22	4,060
19,298	Pool AL0791	4.00%	02/01/41	21,434
32,110	Pool AU4289	4.00%	09/01/43	35,460
4,976	Pool MA0561	4.00%	11/01/40	5,494
23,784	Pool MA1028	4.00%	04/01/42	26,265
	Government National Mortgage Association
7,511	Pool 3428	5.00%	08/20/33	8,556
15,921	Pool 3500	5.50%	01/20/34	18,890
5,718	Pool 3711	5.50%	05/20/35	6,783
18,945	Pool 667422	5.00%	10/15/39	21,918
8,902	Pool 706201	5.50%	04/20/39	10,012
11,747	Pool 736558	5.00%	02/15/40	13,445
18,338	Pool 759248	4.00%	02/15/41	19,783
10,567	Pool MA3525	5.50%	03/20/46	12,168
				350,838
	Total U.S. Government Agency Mortgage-Backed Securities			930,082
	(Cost $877,081)

MORTGAGE-BACKED SECURITIES — 0.0%
	Collateralized Mortgage Obligations — 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/25/19	0
	MASTR Alternative Loan Trust
619	Series 2004-10, Class 2A1	5.50%	10/25/19	624
29	Series 2005-1, Class 5A1	5.50%	01/25/20	28
	MASTR Asset Securitization Trust
4,666	Series 2004-1, Class 5A4	5.50%	02/25/34	4,982

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Mortgage Investments Trust
$5,661	Series 1999-1, Class 2A (g)	6.38%	06/25/29	$5,436
	Total Mortgage-Backed Securities			11,070
	(Cost $11,299)

	Total Investments — 96.3%			29,913,623
	(Cost $28,387,174) (h)
	Net Other Assets and Liabilities — 3.7%			1,135,686
	Net Assets — 100.0%			$31,049,309

1

(a)	Investment in an affiliated fund.
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(c)	Inverse floating rate security.
(d)	Floating or variable rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Zero coupon security.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,507,844 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $981,395. The net unrealized appreciation was $1,526,449. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar – Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.
IO	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 13,398,413	$ 13,398,413	$ —	$ —
Common Stocks*	8,401,514	8,401,514	—	—
Real Estate Investment Trusts*	3,358,380	3,358,380	—	—
U.S. Government Bonds and Notes	2,170,804	—	2,170,804	—
Master Limited Partnerships*	1,643,360	1,643,360	—	—
U.S. Government Agency Mortgage-Backed Securities	930,082	—	930,082	—
Mortgage-Backed Securities	11,070	—	11,070	—
Total Investments	$ 29,913,623	$ 26,801,667	$ 3,111,956	$ —
* See Portfolio of Investments for industry breakout.

Affiliated Transactions

Amounts relating to these investments in affiliated funds at September 30, 2020, and for fiscal year-to-date period (January 1, 2020 to September 30, 2020) are as follows:

Security Name	Shares at 9/30/2020	Value at 12/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2020	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	28,395	$ 612,833	$ 96,265	$ (154,992)	$ (3,036)	$ (775)	$ 550,295	$ 19,686
First Trust Long Duration Opportunities ETF	500	13,550	—	—	1,303	—	14,853	375
First Trust Low Duration Opportunities ETF	11,920	103,600	641,596	(130,219)	(163)	1,212	616,026	5,411
First Trust Preferred Securities and Income ETF	84,705	1,829,180	275,137	(462,356)	(25,564)	7,398	1,623,795	59,170
First Trust Senior Loan Fund	72,790	4,265,359	290,696	(938,085)	(127,050)	(141,852)	3,349,068	97,246
First Trust Tactical High Yield ETF	58,790	2,747,853	736,396	(606,326)	(62,736)	(41,475)	2,773,712	91,930
		$ 9,572,375	$ 2,040,090	$ (2,291,978)	$ (217,246)	$ (175,492)	$ 8,927,749	$ 273,818

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.0%
	Capital Markets – 99.0%
7,429	First Trust BICK Index Fund (a)	$216,033
8,258	First Trust China AlphaDEX® Fund (a)	215,070
4,637	First Trust Chindia ETF (a)	220,860
93,461	First Trust Consumer Discretionary AlphaDEX® Fund (a)	3,976,766
11,118	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	559,065
20,128	First Trust Dow Jones Internet Index Fund (a) (b)	3,790,706
24,649	First Trust Emerging Markets AlphaDEX® Fund (a)	532,665
4,945	First Trust Germany AlphaDEX® Fund (a)	220,621
69,374	First Trust Large Cap Core AlphaDEX® Fund (a)	4,394,690
52,416	First Trust Large Cap Growth AlphaDEX® Fund (a)	4,397,702
83,955	First Trust Mid Cap Growth AlphaDEX® Fund (a)	4,479,839
160,000	First Trust Nasdaq Transportation ETF (a)	3,734,400
33,126	First Trust NASDAQ-100-Technology Sector Index Fund (a)	3,879,055
4,244	First Trust Switzerland AlphaDEX® Fund (a)	228,455
42,966	First Trust Technology AlphaDEX® Fund (a)	3,906,469
23,209	iShares Core U.S. Aggregate Bond ETF	2,740,055
22,460	SPDR Bloomberg Barclays Convertible Securities ETF	1,547,269
44,349	SPDR Bloomberg Barclays International Corporate Bond ETF	1,578,381
Shares	Description	Value

	Capital Markets (Continued)
49,758	SPDR Portfolio Long-Term Corporate Bond ETF	$1,581,309
36,737	SPDR Wells Fargo Preferred Stock ETF	1,596,957
	Total Investments – 99.0%	43,796,367
	(Cost $42,125,559) (c)
	Net Other Assets and Liabilities – 1.0%	432,388
	Net Assets – 100.0%	$44,228,755

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,960,907 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $290,099. The net unrealized appreciation was $1,670,808.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 43,796,367	$ 43,796,367	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2020, and for the fiscal year-to-date period (January 1, 2020 to September 30, 2020) are as follows:
Security Name	Shares at 9/30/2020	Value at 12/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2020	Dividend Income
First Trust BICK Index Fund	7,429	$ 248,903	$ 42,936	$ (80,569)	$ 7,896	$ (3,133)	$ 216,033	$ 321
First Trust Brazil AlphaDEX® Fund	—	269,032	7,724	(154,047)	(43,739)	(78,970)	—	2,411
First Trust China AlphaDEX® Fund	8,258	—	204,084	(23,543)	30,408	4,121	215,070	8,292
First Trust Chindia ETF	4,637	—	197,421	(70,676)	74,286	19,829	220,860	224
First Trust Consumer Discretionary AlphaDEX® Fund	93,461	—	3,949,637	(70,684)	92,304	5,509	3,976,766	2,503
First Trust Developed Markets ex-US AlphaDEX® Fund	11,118	603,136	125,893	(125,185)	(11,670)	(33,109)	559,065	5,169
First Trust Dow Jones Internet Index Fund	20,128	4,294,913	2,896,371	(3,567,353)	(378,903)	545,678	3,790,706	—
First Trust Emerging Markets AlphaDEX® Fund	24,649	614,401	151,164	(134,619)	(87,960)	(10,321)	532,665	16,668
First Trust Energy AlphaDEX® Fund	—	—	4,079,995	(3,658,936)	—	(421,059)	—	799
First Trust Enhanced Short Maturity ETF	—	—	35,303,029	(35,438,668)	—	135,639	—	77,918
First Trust Financials AlphaDEX® Fund	—	3,859,715	112,268	(2,908,284)	(138,217)	(925,482)	—	—
First Trust Germany AlphaDEX® Fund	4,945	248,597	39,420	(73,905)	5,102	1,407	220,621	2,021
First Trust Health Care AlphaDEX® Fund	—	—	2,700,134	(2,912,776)	—	212,642	—	—
First Trust Large Cap Core AlphaDEX® Fund	69,374	—	7,343,436	(3,425,539)	86,766	390,027	4,394,690	4,093
First Trust Large Cap Growth AlphaDEX® Fund	52,416	5,232,958	3,359,478	(3,907,993)	(604,128)	317,387	4,397,702	20,966
First Trust Latin America AlphaDEX® Fund	—	255,572	7,357	(153,327)	(24,278)	(85,324)	—	876
First Trust Mid Cap Growth AlphaDEX® Fund	83,955	5,239,659	3,347,276	(3,651,317)	(151,077)	(304,702)	4,479,839	7,924
First Trust Nasdaq Transportation ETF	160,000	—	3,789,808	—	(55,408)	—	3,734,400	31
First Trust NASDAQ-100-Technology Sector Index Fund	33,126	5,280,275	3,035,289	(4,155,916)	(1,254,930)	974,337	3,879,055	14,882
First Trust Small Cap Growth AlphaDEX® Fund	—	4,754,553	4,429,219	(7,850,812)	(319,893)	(1,013,067)	—	1,092
First Trust Switzerland AlphaDEX® Fund	4,244	266,547	12,326	(46,487)	(11,753)	7,822	228,455	3,390
First Trust Technology AlphaDEX® Fund	42,966	4,911,683	2,939,048	(3,793,255)	(722,881)	571,874	3,906,469	2,045
First Trust Utilities AlphaDEX® Fund	—	4,170,633	139,130	(3,947,710)	(147,246)	(214,807)	—	23,522
		$40,250,577	$78,212,443	$(80,151,601)	$(3,655,321)	$96,298	$34,752,396	$195,147

First Trust Capital Strength Portfolio
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.6%
	Aerospace & Defense – 2.0%
456	Lockheed Martin Corp.	$174,776
	Air Freight & Logistics – 2.2%
2,112	Expeditors International of Washington, Inc.	191,178
	Beverages – 4.0%
3,592	Coca-Cola (The) Co.	177,337
1,249	PepsiCo, Inc.	173,111
		350,448
	Biotechnology – 8.9%
1,540	Alexion Pharmaceuticals, Inc. (a)	176,222
651	Amgen, Inc.	165,458
2,170	Gilead Sciences, Inc.	137,122
261	Regeneron Pharmaceuticals, Inc. (a)	146,103
571	Vertex Pharmaceuticals, Inc. (a)	155,381
		780,286
	Chemicals – 1.9%
572	Air Products & Chemicals, Inc.	170,376
	Commercial Services & Supplies – 2.0%
1,547	Waste Management, Inc.	175,074
	Communications Equipment – 1.6%
3,597	Cisco Systems, Inc.	141,686
	Electrical Equipment – 2.0%
1,809	AMETEK, Inc.	179,815
	Entertainment – 5.9%
1,216	Electronic Arts, Inc. (a)	158,579
341	Netflix, Inc. (a)	170,510
1,117	Take-Two Interactive Software, Inc. (a)	184,551
		513,640
	Food & Staples Retailing – 4.1%
518	Costco Wholesale Corp.	183,890
1,277	Walmart, Inc.	178,665
		362,555
	Food Products – 3.8%
2,602	General Mills, Inc.	160,492
1,233	Hershey (The) Co.	176,738
		337,230
	Health Care Providers & Services – 1.8%
1,610	AmerisourceBergen Corp.	156,041
	Household Durables – 1.8%
1,675	Garmin Ltd.	158,891
Shares	Description	Value

	Household Products – 2.1%
1,982	Church & Dwight Co., Inc.	$185,733
	Industrial Conglomerates – 1.9%
1,052	3M Co.	168,509
	Insurance – 4.0%
1,479	Marsh & McLennan Cos., Inc.	169,641
1,919	Progressive (The) Corp.	181,672
		351,313
	Interactive Media & Services – 3.9%
111	Alphabet, Inc., Class A (a)	162,682
695	Facebook, Inc., Class A (a)	182,020
		344,702
	Internet & Direct Marketing Retail – 3.8%
57	Amazon.com, Inc. (a)	179,478
2,893	eBay, Inc.	150,725
		330,203
	IT Services – 3.9%
758	Accenture PLC, Class A	171,301
862	Visa, Inc., Class A	172,374
		343,675
	Life Sciences Tools & Services – 3.5%
325	Bio-Rad Laboratories, Inc., Class A (a)	167,525
438	Illumina, Inc. (a)	135,377
		302,902
	Machinery – 2.0%
924	Illinois Tool Works, Inc.	178,526
	Multiline Retail – 4.6%
892	Dollar General Corp.	186,981
1,382	Target Corp.	217,554
		404,535
	Personal Products – 2.1%
849	Estee Lauder (The) Cos., Inc., Class A	185,294
	Pharmaceuticals – 9.7%
1,013	Eli Lilly & Co.	149,944
1,126	Johnson & Johnson	167,639
2,106	Merck & Co., Inc.	174,693
4,639	Pfizer, Inc.	170,251
1,163	Zoetis, Inc.	192,325
		854,852
	Road & Rail – 2.1%
928	Union Pacific Corp.	182,695

First Trust Capital Strength Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 1.9%
2,401	Maxim Integrated Products, Inc.	$162,332
	Software – 4.2%
389	Adobe, Inc. (a)	190,777
829	Microsoft Corp.	174,364
		365,141
	Technology Hardware, Storage & Peripherals – 2.3%
1,746	Apple, Inc.	202,204
	Textiles, Apparel & Luxury Goods – 2.5%
1,747	NIKE, Inc., Class B	219,318
	Trading Companies & Distributors – 2.1%
509	WW Grainger, Inc.	181,596
	Total Investments – 98.6%	8,655,526
	(Cost $8,307,874) (b)
	Net Other Assets and Liabilities – 1.4%	123,468
	Net Assets – 100.0%	$8,778,994

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $470,772 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $123,120. The net unrealized appreciation was $347,652.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,655,526	$ 8,655,526	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Aerospace & Defense – 1.5%
3,722	BAE Systems PLC (a)	$23,116
	Banks – 1.2%
1,300	Hang Seng Bank Ltd. (a)	19,259
	Beverages – 1.7%
767	Diageo PLC (a)	26,346
	Biotechnology – 4.3%
124	CSL Ltd. (a)	25,614
115	Genmab A.S. (a) (b)	41,734
		67,348
	Capital Markets – 8.4%
171	Deutsche Boerse AG (a)	29,980
800	Hong Kong Exchanges & Clearing Ltd. (a)	37,659
1,200	Japan Exchange Group, Inc. (a)	33,634
34	Partners Group Holding AG (a)	31,273
		132,546
	Chemicals – 2.4%
156	Sika AG (a)	38,306
	Construction & Engineering – 5.4%
2,800	Obayashi Corp. (a)	25,562
1,512	Skanska AB, Class B (a)	31,931
800	Taisei Corp. (a)	27,078
		84,571
	Diversified Financial Services – 2.2%
533	Investor AB, Class B (a)	34,815
	Electrical Equipment – 5.1%
403	Legrand S.A. (a)	32,099
303	Vestas Wind Systems A.S. (a)	48,967
		81,066
	Entertainment – 1.8%
50	Nintendo Co., Ltd. (a)	28,335
	Food Products – 1.8%
237	Nestle S.A. (a)	28,206
	Health Care Equipment & Supplies – 2.1%
300	Hoya Corp. (a)	33,875
	Health Care Technology – 2.7%
700	M3, Inc. (a)	43,299
	Hotels, Restaurants & Leisure – 1.6%
6,400	Sands China Ltd. (a)	24,808
	Household Durables – 1.9%
400	Sony Corp. (a)	30,657
Shares	Description	Value

	IT Services – 5.8%
31	Adyen N.V. (a) (b) (c) (d)	$57,179
200	Obic Co., Ltd. (a)	35,173
		92,352
	Machinery – 9.2%
745	Atlas Copco AB, Class A (a)	35,521
2,715	Epiroc AB, Class A (a)	39,330
453	Kone OYJ, Class B (a)	39,775
111	Schindler Holding AG (a)	30,301
		144,927
	Marine – 2.2%
178	Kuehne + Nagel International AG (a)	34,563
	Metals & Mining – 2.1%
1,304	BHP Group Ltd. (a)	33,687
	Personal Products – 6.7%
300	Kao Corp. (a)	22,521
23	LG Household & Health Care Ltd. (a)	28,383
400	Shiseido Co., Ltd. (a)	23,156
524	Unilever N.V. (a)	31,822
		105,882
	Pharmaceuticals – 8.4%
1,600	Astellas Pharma, Inc. (a)	23,850
600	Chugai Pharmaceutical Co., Ltd. (a)	26,925
414	Novo Nordisk A.S., Class B (a)	28,684
77	Roche Holding AG (a)	26,376
500	Shionogi & Co., Ltd. (a)	26,762
		132,597
	Professional Services – 5.6%
11	SGS S.A. (a)	29,478
360	Thomson Reuters Corp.	28,729
358	Wolters Kluwer N.V. (a)	30,538
		88,745
	Real Estate Management & Development – 1.7%
300	Daito Trust Construction Co., Ltd. (a)	26,593
	Semiconductors & Semiconductor Equipment – 2.1%
88	ASML Holding N.V. (a)	32,505
	Specialty Retail – 1.6%
936	Industria de Diseno Textil S.A. (a)	25,894
	Technology Hardware, Storage & Peripherals – 2.8%
564	Logitech International S.A. (a)	43,689

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 6.1%
109	adidas AG (a) (b)	$35,201
35	Hermes International (a)	30,144
67	LVMH Moet Hennessy Louis Vuitton SE (a)	31,349
		96,694
	Wireless Telecommunication Services – 1.3%
800	KDDI Corp. (a)	20,121
	Total Investments – 99.7%	1,574,802
	(Cost $1,331,795) (e)
	Net Other Assets and Liabilities – 0.3%	5,331
	Net Assets – 100.0%	$1,580,133

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $1,546,073 or 97.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $256,048 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,041. The net unrealized appreciation was $243,007.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Professional Services	$ 88,745	$ 28,729	$ 60,016	$ —
Other industry categories*	1,486,057	—	1,486,057	—
Total Investments	$ 1,574,802	$ 28,729	$ 1,546,073	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Japan	27.1%
Switzerland	16.6
Netherlands	9.6
Sweden	9.0
Denmark	7.6
France	5.9
Germany	4.1
Australia	3.8
Hong Kong	3.6
United Kingdom	3.1
Finland	2.5
Canada	1.8
South Korea	1.8
Spain	1.6
Cayman Islands	1.6
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Additional Information
First Trust Variable Insurance Trust
September 30, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Standard & Poor’s and S&P are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE are products of S&P Dow Jones Indices LLC and has been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE to track general market performance. S&P Dow Jones Indices only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE is determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
September 30, 2020 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Portfolio”) is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio. Licensor’s only relationship to First Trust Advisors L.P. (“First Trust”) is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core Index which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate Core Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of the Capital Strength IndexSM and/or the International Capital Strength IndexSM (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength Portfolio and the First Trust International Capital Strength Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY

Additional Information (Continued)
First Trust Variable Insurance Trust
September 30, 2020 (Unaudited)
FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS ORSPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITYOF SUCH DAMAGES.